UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number 811-07507

DWS INVESTMENTS VIT FUNDS (FORMERLY SCUDDER INVESTMENTS VIT FUNDS)

(Exact Name of Registrant as Specified in Charter)

One South Street, Baltimore, Maryland 21202

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/05

ITEM 1.	REPORT TO STOCKHOLDERS

DECEMBER 31, 2005

ANNUAL REPORT

DWS INVESTMENTS VIT FUNDS

(formerly Scudder Investments VIT Funds)

DWS Small Cap Index VIP

(formerly Scudder VIT Small Cap Index Fund)

Contents

Click Here Performance Summary

Click Here Information About Your Portfolio's Expenses

Click Here Management Summary

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Report of Independent Registered Public Accounting Firm

Click Here Tax Information

Click Here Proxy Voting

Click Here Change in Independent Registered Public Accounting Firm

Click Here Investment Management Agreement Approval

Click Here Trustees and Officers

This report must be preceded or accompanied by a prospectus. To obtain a prospectus, call (800) 778-1482 or your financial representative. We advise you to consider the portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the portfolio. Please read the prospectus carefully before you invest.

The portfolio is subject to investment risks, including possible loss of principal amount invested. There is no guarantee that the portfolio will be able to mirror the Russell 2000® Index closely enough to track its performance for several reasons, including the portfolio's cost to buy and sell securities, the flow of money into and out of the portfolio, and the potential underperformance of stocks selected. Stocks of small companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be subject to more erratic and abrupt market movements. All of these factors may result in greater share price volatility. Please read the prospectus for specific details regarding its investments and risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary December 31, 2005

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the Portfolio's most recent month-end performance call 1-800-621-1048. Performance figures for classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

Portfolio returns shown for all periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Small Cap Index VIP from 8/31/1997 to 12/31/2005
[] DWS Small Cap Index VIP — Class A [] Russell 2000 Index

Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 small US stocks. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended December 31
Comparative Results (as of December 31, 2005)
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	Life of Class*
Class A	Growth of $10,000	$10,426	$17,977	$14,573	$17,306
	Average annual total return	4.26%	21.59%	7.82%	6.78%
Russell 2000 Index	Growth of $10,000	$10,455	$18,218	$14,846	$17,648
	Average annual total return	4.55%	22.13%	8.22%	7.05%
DWS Small Cap Index VIP			1-Year	3-Year	Life of Class**
Class B	Growth of $10,000		$10,399	$17,843	$13,517
	Average annual total return		3.99%	21.29%	8.56%
Russell 2000 Index	Growth of $10,000		$10,455	$18,218	$13,805
	Average annual total return		4.55%	22.13%	9.19%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on August 22, 1997. Index returns begin August 31, 1997.

** The Portfolio commenced offering Class B shares on April 30, 2002. Index returns begin April 30, 2002.

Information concerning portfolio holdings of the Portfolio as of a month end is available upon request no earlier than 15 days after the month end.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended December 31, 2005.

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2005
Actual Portfolio Return	Class A	Class B
Beginning Account Value 7/1/05	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/05	$ 1,058.00	$ 1,056.50
Expenses Paid per $1,000*	$ 2.33	$ 3.63
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 7/1/05	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/05	$ 1,022.94	$ 1,021.68
Expenses Paid per $1,000*	$ 2.29	$ 3.57

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.45%	.70%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary December 31, 2005

Almost all measures of economic activity moved upward during 2005. Gross domestic product has increased at a rate of more than 3% for nearly three years, and recent polls indicate that economists expect a solid expansion to last into 2006. Employment, home ownership and consumer net worth increased, and consumer spending remained relatively strong, despite the effect of rising energy prices on consumer sentiment. Business trends were also positive during the year, with gains in corporate profits, business investment, manufacturing activity and productivity. Expressing concern about inflation, the Federal Reserve Board (the Fed) continued to raise the federal funds rate during the year.

Both stocks and bonds had positive returns in 2005, and returns of most asset classes were close to one another. The broad equity market, as measured by the S&P 500 Index, had a return of 4.91%. Large-cap stocks, as measured by the Russell 1000 Index, had higher returns than small-cap stocks, tracked by the Russell 2000 Index.

The Portfolio returned 4.26% (Class A shares, unadjusted for contract charges), compared with a 4.55% return for the Russell 2000 Index. Since the Portfolio's investment strategy is to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Index, the Portfolio's return is normally close to the return of the index.

Seven of the 10 industry sectors within the Russell 2000 had positive returns for the year. Energy was the strongest sector by far, with a return of 46.04%. Small-cap energy companies, many of which are drilling and exploration companies with volatile earnings trends, performed extraordinarily well, as revenue and earnings benefited from rising oil prices. Industrials was the second-strongest sector, with a return of 11.47%. The three sectors with negative returns, each down just over 1%, were telecommunication services, consumer discretionary and information technology.

Chad M. Rakvin

Vice President
Northern Trust Investments, N.A. (NTI), Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the Portfolio's most recent month-end performance call 1-800-621-1048. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

Risk Considerations

The Portfolio is subject to investment risks, including possible loss of principal amount invested. There is no guarantee that the portfolio will be able to mirror the Russell 2000® Index closely enough to track its performance for several reasons, including the Portfolio's cost to buy and sell securities, the flow of money into and out of the Portfolio, and the potential underperformance of stocks selected. Stocks of small companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be subject to more erratic and abrupt market movements. All of these factors may result in greater share price volatility. Please read both the contract and underlying prospectus for specific details regarding the Portfolio's investments and risk profile.

Russell 2000® is a trademark of the Frank Russell Company and has been licensed for use by the Portfolio's investment advisor. The Russell 2000® Index is an unmanaged index that tracks the common stock price movement of approximately 2,000 of the smallest companies of the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on market capitalization. It is not possible to invest directly into an index.

Portfolio management market commentary is as of December 31, 2005, and may not come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary

Asset Allocation (Excludes Securities Lending)	12/31/05	12/31/04

Common Stocks	96%	98%
Cash Equivalents	4%	2%
	100%	100%
Sector Diversification (Excludes Cash Equivalents and Securities Lending)	12/31/05	12/31/04

Financials	22%	22%
Information Technology	19%	17%
Industrials	16%	15%
Consumer Discretionary	14%	15%
Health Care	12%	12%
Energy	6%	5%
Materials	5%	6%
Consumer Staples	3%	2%
Utilities	2%	3%
Telecommunication Services	1%	—
Other	—	3%
	100%	100%
Ten Largest Equity Holdings (2.4% of Net Assets)
1. Amylin Pharmaceuticals, Inc. Manufacturer of pharmaceuticals and pharmaceutical preparation services	0.4%
2. Intuitive Surgical, Inc. Manufacturer of surgical systems	0.3%
3. Cimarex Energy Co. Producer of crude oil and natural gas	0.3%
4. Cal Dive International, Inc. Provider of construction and maintenance services to the gas and oil industries	0.2%
5. Vertex Pharmaceuticals, Inc. Developer of small molecule pharmaceuticals	0.2%
6. Integrated Device Technology, Inc. Designs, develops and manufactures & markets a variety of semiconductor products and molecules	0.2%
7. Eagle Materials, Inc. Manufacturer of building products	0.2%
8. Sierra Pacific Resources Operator of electric power generators and electric transmissions stations	0.2%
9. Neurocrine Biosciences, Inc. Developer of therapeutics for nervous and immune systems disorders	0.2%
10. Hughes Supply, Inc. Provides wholesale distribution services	0.2%

Asset allocation, sector diversification and holdings are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 7. A quarterly fact sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-scudder.com on the 15th day of the following month.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio December 31, 2005

	Shares	Value ($)

Common Stocks 98.6%
Consumer Discretionary 13.4%
Auto Components 0.9%
Aftermarket Technology Corp.*	10,100	196,344
American Axle & Manufacturing Holdings, Inc.	15,700	287,781
ArvinMeritor, Inc.	27,900	401,481
Bandag, Inc.	4,600	196,282
Commercial Vehicle Group, Inc.*	3,600	67,608
Cooper Tire & Rubber Co.	25,400	389,128
CSK Auto Corp.*	19,560	294,965
Drew Industries, Inc.*	7,800	219,882
Hayes Lemmerz International, Inc.*	18,100	63,712
Keystone Automotive Industries, Inc.*	7,500	236,100
Midas, Inc.*	7,400	135,864
Modine Manufacturing Co.	14,506	472,750
Monro Muffler Brake, Inc.	3,750	113,700
Noble International Ltd.	3,300	68,772
Standard Motor Products, Inc.	3,600	33,228
Strattec Security Corp.*	1,200	48,504
Superior Industries International, Inc. (a)	10,100	224,826
Tenneco Automotive, Inc.*	17,700	347,097
Titan International, Inc.	7,200	124,200
Visteon Corp.*	50,700	317,382
		4,239,606
Automobiles 0.4%
America's Car-Mart, Inc.*	6,200	102,424
Asbury Automotive Group, Inc.*	4,700	77,362
Coachmen Industries, Inc.	6,100	72,041
Fleetwood Enterprises, Inc.*	20,077	247,951
McGrath Rentcorp	6,600	183,480
Monaco Coach Corp.	10,575	140,648
Rush Enterprises, Inc. "A"*	10,300	153,264
Thor Industries, Inc.	14,149	566,950
Winnebago Industries, Inc.	12,294	409,144
		1,953,264
Distributors 0.3%
Audiovox Corp. "A"*	8,800	121,968
Building Materials Holding Corp.	6,000	409,260
Handleman Co.	10,055	124,883
LKQ Corp.*	6,700	231,954
Navarre Corp.* (a)	14,300	79,079
Spartan Stores, Inc.*	9,700	101,074
The Andersons, Inc.	3,600	155,088
		1,223,306
Diversified Consumer Services 0.5%
Alderwoods Group, Inc.*	18,300	290,421
Corinthian Colleges, Inc.*	34,600	407,588
DeVry, Inc.*	22,000	440,000
Pre-Paid Legal Services, Inc. (a)	3,878	148,178
Regis Corp.	16,900	651,833
Sotheby's Holdings, Inc. "A"*	16,183	297,120
Vertrue, Inc.* (a)	2,972	105,001
		2,340,141
Hotels Restaurants & Leisure 2.8%
AFC Enterprises, Inc.	11,300	170,856
Alliance Gaming Corp.*	20,300	264,306
	Shares	Value ($)

Ambassadors Group, Inc.	5,000	114,450
Ameristar Casinos, Inc.	10,600	240,620
Aztar Corp.*	13,260	402,971
Bluegreen Corp.*	7,800	123,240
Bob Evans Farms, Inc.	16,242	374,541
Buffalo Wild Wings, Inc.* (a)	4,400	146,124
California Pizza Kitchen, Inc.*	9,300	297,321
Carmike Cinemas, Inc.	6,200	157,232
CEC Entertainment, Inc.*	13,950	474,858
Churchill Downs, Inc.	2,319	85,177
CKE Restaurants, Inc.	21,300	287,763
Dave & Buster's, Inc.*	8,600	151,446
Denny's Corp.*	40,900	164,827
Dominos Pizza, Inc.	10,900	263,780
Dover Downs Gaming & Entertainment, Inc.	3,240	45,846
Dover Motorsports, Inc.	3,200	19,552
Gaylord Entertainment Co.*	15,000	653,850
Great Wolf Resorts, Inc.*	8,380	86,398
IHOP Corp.	7,700	361,207
Isle of Capri Casinos, Inc.*	7,411	180,532
Jack in the Box, Inc.*	13,898	485,457
Krispy Kreme Doughnuts, Inc.* (a)	27,300	156,702
La Quinta Corp.*	80,175	893,150
Landry's Restaurants, Inc.	7,500	200,325
Life Time Fitness, Inc.*	9,200	350,428
Lodgian, Inc.*	7,640	81,977
Lone Star Steakhouse & Saloon, Inc.	7,000	166,180
Luby's, Inc.*	11,500	152,950
Magna Entertainment Corp. "A"* (a)	19,000	135,660
Marcus Corp.	6,450	151,575
Mikohn Gaming Corp.*	13,100	129,297
Monarch Casino & Resort, Inc.*	4,900	110,740
MTR Gaming Group, Inc.*	11,700	121,797
Multimedia Games, Inc.* (a)	15,000	138,750
O'Charley's, Inc.*	10,500	162,855
P.F. Chang's China Bistro, Inc.*	9,972	494,910
Papa John's International, Inc.*	5,606	332,492
Pinnacle Entertainment, Inc.*	17,700	437,367
RARE Hospitality International, Inc.*	15,575	473,324
Red Robin Gourmet Burgers, Inc.* (a)	5,000	254,800
Riviera Holdings Corp.*	4,400	72,116
Ruby Tuesday, Inc.	23,800	616,182
Ruth's Chris Steak House, Inc.*	3,800	68,780
Ryan's Restaurant Group, Inc.*	18,350	221,301
Shuffle Master, Inc.* (a)	13,425	337,505
Six Flags, Inc.*	35,200	271,392
Speedway Motorsports, Inc.	7,454	258,430
Steak n Shake Co.*	13,175	223,316
Sunterra Corp.*	10,400	147,888
Texas Roadhouse, Inc. "A"*	14,400	223,920
Triarc Companies, Inc. "B"	12,900	191,565
Vail Resorts, Inc.*	12,900	426,087
WMS Industries, Inc.*	7,600	190,684
		13,746,799
Household Durables 0.9%
American Woodmark Corp.	6,000	148,740
Bassett Furniture Industries, Inc.	4,500	83,250
	Shares	Value ($)

Blyth, Inc.	11,400	238,830
Champion Enterprises, Inc.*	27,700	377,274
Ethan Allen Interiors, Inc.	12,800	467,584
Furniture Brands International, Inc.	19,300	430,969
Hooker Furniture Corp.	3,900	66,885
Interface, Inc. "A"*	20,241	166,381
Kimball International, Inc. "B"	8,100	86,103
La-Z-Boy, Inc. (a)	21,300	288,828
Libbey, Inc.	5,400	55,188
Lifetime Brands, Inc.	4,600	95,082
M/I Homes, Inc.	4,900	199,038
Maytag Corp.	31,300	589,066
National Presto Industries, Inc.	1,100	48,785
Rent-Way, Inc.*	13,361	85,377
Russ Berrie & Co., Inc.	4,800	54,816
Skyline Corp.	2,100	76,440
Stanley Furniture Co., Inc.	6,900	159,942
Tupperware Corp.	21,090	472,416
WCI Communities, Inc.*	13,100	351,735
		4,542,729
Internet & Catalog Retail 0.5%
1-800 FLOWERS.COM, Inc. "A"*	13,800	88,596
Blair Corp.	906	35,280
Blue Nile, Inc.*	5,000	201,550
Coldwater Creek, Inc.*	15,025	458,713
dELiA*s, Inc.*	8,600	71,380
drugstore.com, Inc.*	29,700	84,645
HomeStore, Inc.*	54,200	276,420
Insight Enterprises, Inc.*	21,362	418,909
J. Jill Group, Inc.*	9,550	181,736
Overstock.com, Inc.* (a)	4,600	129,490
Priceline.com, Inc.*	9,016	201,237
Provide Commerce, Inc.*	4,200	139,062
Sharper Image Corp.*	8,100	78,894
Stamps.com, Inc.*	7,900	181,384
		2,547,296
Leisure Equipment & Products 0.4%
Arctic Cat, Inc.	6,800	136,408
Callaway Golf Co.	27,600	381,984
Escalade, Inc.	2,200	25,894
JAKKS Pacific, Inc.*	11,600	242,904
K2, Inc.*	16,800	169,848
MarineMax, Inc.*	5,700	179,949
Nautilus, Inc.	12,275	229,052
Oakley, Inc.	7,888	115,875
RC2 Corp.*	8,000	284,160
Steinway Musical Instruments, Inc.*	2,300	58,673
Sturm, Ruger & Co., Inc.	8,700	60,987
The Topps Co., Inc.	10,996	81,700
West Marine, Inc.*	6,800	95,064
		2,062,498
Media 1.9%
4 Kids Entertainment, Inc.*	7,000	109,830
ADVO, Inc.	11,650	328,297
Alloy, Inc.*	17,200	49,708
Arbitron, Inc.	12,500	474,750
Beasley Broadcast Group, Inc. "A"*	1,600	21,616
Catalina Marketing Corp.	20,700	524,745
Charter Communications, Inc. "A"*	121,900	148,718
Citadel Broadcasting Corp.*	20,600	276,864
	Shares	Value ($)

Courier Corp.	2,850	97,869
Cox Radio, Inc. "A"*	12,400	174,592
Crown Media Holdings, Inc.*	6,700	61,439
Cumulus Media, Inc. "A"*	25,200	312,732
Digital Theater Systems, Inc.*	7,500	111,000
Emmis Communications Corp. "A"*	16,794	334,368
Entercom Communications Corp.*	13,000	385,710
Entravision Communications Corp. "A"*	26,700	190,104
Fisher Communications, Inc.*	1,900	78,717
Gemstar-TV Guide International, Inc.*	91,700	239,337
Gray Television, Inc.	16,600	163,012
Harris Interactive, Inc.*	25,200	108,612
Hollinger International, Inc.	23,100	206,976
iVillage, Inc.*	15,400	123,508
Journal Communications, Inc. "A"	9,600	133,920
Journal Register Co.	14,703	219,810
Liberty Corp.	7,075	331,181
Lin TV Corp. "A"*	13,200	147,048
LodgeNet Entertainment Corp.*	5,554	77,423
Martha Stewart Living Omnimedia, Inc. "A"* (a)	8,222	143,309
Media General, Inc. "A"	7,600	385,320
Mediacom Communications Corp. "A"*	29,000	159,210
Playboy Enterprises, Inc. "B"*	6,360	88,340
PRIMEDIA, Inc.*	55,800	89,838
Radio One, Inc. "D"*	35,900	371,565
Reader's Digest Association, Inc.	41,800	636,196
Regent Communications, Inc.*	11,200	51,968
Saga Communications, Inc. "A"*	5,950	64,676
Salem Communications Corp. "A"*	3,218	56,283
Scholastic Corp.*	13,700	390,587
Sinclair Broadcast Group, Inc. "A"	21,718	199,806
Spanish Broadcasting System, Inc. "A"*	18,569	94,888
Thomas Nelson, Inc.	4,200	103,530
Valassis Communications, Inc.*	21,200	616,284
Value Line, Inc.	400	14,084
ValueVision Media, Inc. "A"*	12,000	151,200
World Wrestling Entertainment, Inc.	5,622	82,531
WorldSpace, Inc. "A"*	7,000	101,570
WPT Enterprises, Inc.* (a)	3,300	19,602
		9,252,673
Multiline Retail 0.3%
99 Cents Only Stores*	16,900	176,774
Big Lots, Inc.*	42,900	515,229
Bon-Ton Stores, Inc.	3,800	72,694
Build-A-Bear-Workshop, Inc.* (a)	3,600	106,704
Citi Trends, Inc.*	3,000	128,070
Freds, Inc.	18,068	293,966
Retail Ventures, Inc.*	4,800	59,712
Smart & Final, Inc.*	3,900	50,232
Tuesday Morning Corp.	11,600	242,672
		1,646,053
Specialty Retail 3.4%
A.C. Moore Arts & Crafts, Inc.*	8,000	116,400
Aaron Rents, Inc.	15,050	317,254
Aeropostale, Inc.*	22,100	581,230
Big 5 Sporting Goods Corp.	7,400	161,986
	Shares	Value ($)

BJ's Restaurants, Inc.*	4,800	109,728
Blockbuster, Inc. "A" (a)	72,900	273,375
Bombay Co., Inc.*	16,400	48,544
Burlington-Coat Factory Warehouse Corp.	7,000	281,470
Cabela's, Inc. "A"* (a)	10,600	175,960
Cache, Inc.*	7,350	127,302
Casual Male Retail Group, Inc.*	14,700	90,111
Cato Corp. "A"	12,450	267,053
Charlotte Russe Holding, Inc.*	7,800	162,474
Charming Shoppes, Inc.*	49,400	652,080
Christopher & Banks Corp.	14,175	266,207
Conn's, Inc.*	3,300	121,671
Cost Plus, Inc.*	10,101	173,232
Deb Shops, Inc.	1,200	35,676
Design Within Reach, Inc.*	6,400	33,920
Dress Barn, Inc.*	10,300	397,683
DSW, Inc. "A"*	3,900	102,258
First Cash Financial Services, Inc.*	6,500	189,540
FTD Group, Inc.*	8,310	86,341
GameStop Corp. "A"*	3,545	112,802
GameStop Corp. "B"*	17,000	491,300
Genesco, Inc.*	8,100	314,199
Goody's Family Clothing, Inc. (a)	9,100	87,269
Group 1 Automotive, Inc.*	7,000	220,010
Guitar Center, Inc.*	10,200	510,102
Haverty Furniture Companies, Inc.	6,500	83,785
Hibbett Sporting Goods, Inc.*	14,905	424,494
Hot Topic, Inc.*	17,775	253,294
Jo-Ann Stores, Inc.*	8,010	94,518
Jos. A. Bank Clothiers, Inc.*	5,137	222,997
Kenneth Cole Productions, Inc. "A"	5,850	149,175
Knoll, Inc.	2,800	47,908
Leapfrog Enterprises, Inc.* (a)	13,100	152,615
Linens 'N Things, Inc.*	17,500	465,500
Lithia Motors, Inc.	8,100	254,664
Movie Gallery, Inc. (a)	14,325	80,363
New York & Co., Inc.*	3,800	80,560
Pacific Sunwear of California, Inc.*	28,800	717,696
Payless ShoeSource, Inc.*	26,600	667,660
PETCO Animal Supplies, Inc.*	21,900	480,705
Pier 1 Imports, Inc.	31,800	277,614
Restoration Hardware, Inc.*	17,000	102,340
Select Comfort Corp.*	15,800	432,130
Shoe Carnival, Inc.*	4,700	103,024
Sonic Automotive, Inc.	10,500	233,940
Stage Stores, Inc.	12,300	366,294
Stein Mart, Inc.	11,496	208,652
Systemax, Inc.*	2,900	18,096
Talbots, Inc.	8,100	225,342
The Buckle, Inc.	2,200	70,928
The Children's Place Retail Stores, Inc.*	7,800	385,476
The Finish Line, Inc. "A"	15,200	264,784
The Gymboree Corp.*	14,700	343,980
The Pep Boys- Manny, Moe & Jack	22,000	327,580
The Sports Authority, Inc.*	9,549	297,260
Too, Inc.*	13,444	379,255
Tractor Supply Co.*	13,600	719,984
Trans World Entertainment Corp.*	8,745	49,847
United Auto Group, Inc.	9,500	362,900
Wet Seal, Inc. "A"* (a)	19,900	88,356
Yankee Candle Co., Inc.	18,948	485,069
Zales Corp.*	20,100	505,515
	Shares	Value ($)

Zumiez, Inc.*	1,000	43,220
		16,974,697
Textiles, Apparel & Luxury Goods 1.1%
Brown Shoe Co., Inc.	6,700	284,281
Carter's, Inc.*	6,600	388,410
Cherokee, Inc.	4,000	137,560
Deckers Outdoor Corp.* (a)	5,000	138,100
DHB Industries, Inc.*	16,300	72,861
Dixie Group, Inc.*	6,020	82,956
Fossil, Inc.*	18,000	387,180
Guess?, Inc.*	5,600	199,360
Hartmarx Corp.*	10,600	82,786
Innovo Group, Inc.*	14,100	14,523
K-Swiss, Inc. "A"	10,400	337,376
Kellwood Co.	10,382	247,922
Marine Products Corp.	4,950	51,926
Movado Group, Inc.	5,400	98,820
Oxford Industries, Inc.	4,700	257,090
Perry Ellis International, Inc.*	5,300	100,700
Phillips-Van Heusen Corp.	11,300	366,120
Russell Corp.	11,800	158,828
Skechers USA, Inc. "A"*	9,889	151,499
Steven Madden Ltd.	7,000	204,610
Stride Rite Corp.	17,900	242,724
The Warnaco Group, Inc.*	20,400	545,088
Under Armour, Inc. "A"* (a)	4,500	172,395
UniFirst Corp.	3,500	108,850
Volcom, Inc.*	3,400	115,634
Wolverine World Wide, Inc.	24,100	541,286
		5,488,885
Consumer Staples 2.8%
Beverages 0.2%
Boston Beer Co., Inc. "A"*	3,800	95,000
Central European Distribution Corp.*	7,900	317,106
Coca Cola Bottling Co.	1,800	77,400
Green Mountain Coffee Roasters, Inc.*	2,500	101,500
Hansen Natural Corp.* (a)	5,800	457,098
National Beverage Corp.*	1,000	9,770
		1,057,874
Food & Staples Retailing 0.7%
Arden Group, Inc. "A"	400	36,396
Casey's General Stores, Inc.	21,486	532,853
Great Atlantic & Pacific Tea Co., Inc.*	6,668	211,909
John B. Sanfilippo & Son, Inc.*	3,500	45,255
Longs Drug Stores Corp.	11,483	417,867
Nash Finch Co.	6,600	168,168
Pantry, Inc.*	7,800	366,522
Pathmark Stores, Inc.*	17,100	170,829
Performance Food Group Co.*	14,800	419,876
Ruddick Corp.	13,200	280,896
United Natural Foods, Inc.*	18,365	484,836
Weis Markets, Inc.	4,100	176,464
Wild Oats Markets, Inc.*	14,789	178,651
		3,490,522
Food Products 1.0%
American Italian Pasta Co. "A" (a)	6,460	43,928
Chiquita Brands International, Inc.	15,700	314,157
Corn Products International, Inc.	29,250	698,782
	Shares	Value ($)

Darling International, Inc.*	28,500	113,145
Delta & Pine Land Co.	16,068	369,725
Farmer Brothers Co.	1,900	36,746
Flowers Foods, Inc.	20,137	554,976
Gold Kist, Inc.*	23,400	349,830
Hain Celestial Group, Inc.*	12,582	266,235
Ingles Markets, Inc. "A"	7,200	112,680
J & J Snack Foods Corp.	2,400	142,584
Lancaster Colony Corp.	12,600	466,830
Lance, Inc.	11,600	216,108
M&F Worldwide Corp.*	5,200	84,864
Maui Land & Pineapple Co., Inc.*	1,900	64,467
Peet's Coffee & Tea, Inc.*	6,900	209,415
Ralcorp Holdings, Inc.*	12,460	497,279
Sanderson Farms, Inc.	8,750	267,137
Seaboard Corp.	100	151,100
Tootsie Roll Industries, Inc.	8,500	245,905
		5,205,893
Household Products 0.3%
Central Garden & Pet Co.*	7,800	358,332
CSS Industries, Inc.	1,850	56,850
Ennis, Inc.	12,400	225,308
Jarden Corp.*	26,725	805,759
Water Pik Technologies, Inc.*	3,100	66,557
WD-40 Co.	7,700	202,202
		1,715,008
Personal Products 0.4%
1-800 Contacts, Inc.*	2,100	24,591
Chattem, Inc.*	8,400	305,676
Elizabeth Arden, Inc.*	9,700	194,582
Inter Parfums, Inc.	2,100	37,716
Mannatech, Inc. (a)	7,900	109,099
Nature's Sunshine Products, Inc.	6,000	108,480
NBTY, Inc.*	21,100	342,875
Parlux Fragrances, Inc.* (a)	3,700	112,961
Playtex Products, Inc.*	16,800	229,656
Revlon, Inc. "A"*	58,900	182,590
USANA Health Sciences, Inc.*	4,900	187,964
		1,836,190
Tobacco 0.2%
Alliance One International, Inc.	29,200	113,880
Universal Corp.	10,168	440,885
Vector Group Ltd. (a)	12,438	225,998
		780,763
Energy 5.7%
Energy Equipment & Services 2.4%
Alon USA Energy, Inc.*	2,700	53,055
Atwood Oceanics, Inc.*	4,600	358,938
Cal Dive International, Inc.*	33,092	1,187,672
CARBO Ceramics, Inc.	8,100	457,812
Crosstex Energy, Inc.	2,700	170,262
Dril-Quip, Inc.*	2,400	113,280
FX Energy, Inc.*	15,900	126,882
Global Power Equipment Group, Inc.*	17,100	77,292
Grey Wolf, Inc.*	75,300	582,069
Gulf Island Fabrication, Inc.	5,100	123,981
Hanover Compressor Co.*	35,800	505,138
Hercules Offshore, Inc.*	3,600	102,276
Hydril*	8,900	557,140
Input/Output, Inc.* (a)	24,300	170,829
	Shares	Value ($)

Lone Star Technologies, Inc.*	11,336	585,618
Lufkin Industries, Inc.	6,400	319,168
Maverick Tube Corp.*	16,683	664,984
NS Group, Inc.*	8,176	341,839
Oceaneering International, Inc.*	9,300	462,954
Offshore Logistics, Inc.*	8,200	239,440
Oil States International, Inc.*	15,200	481,536
Parker Drilling Co.*	43,800	474,354
RPC, Inc.	8,800	231,792
SEACOR Holdings, Inc.*	8,273	563,391
Superior Energy Services, Inc.*	28,801	606,261
TETRA Technologies, Inc.*	12,525	382,263
Todco "A"	17,700	673,662
Union Drilling, Inc.*	7,000	101,710
Universal Compression Holdings, Inc.*	8,400	345,408
Veritas DGC, Inc.*	13,000	461,370
W-H Energy Services, Inc.*	12,700	420,116
		11,942,492
Oil, Gas & Consumable Fuels 3.3%
Atlas America, Inc.*	4,155	250,214
ATP Oil & Gas Corp.*	8,300	307,183
Berry Petroleum Co. "A"	8,200	469,040
Bill Barrett Corp.*	5,660	218,533
Bois d'Arc Energy, Inc.*	3,200	50,752
Brigham Exploration Co.*	13,400	158,924
Cabot Oil & Gas Corp.	19,434	876,473
Callon Petroleum Co.*	7,000	123,550
Carrizo Oil & Gas, Inc.*	8,900	219,919
Cheniere Energy, Inc.*	19,000	707,180
Cimarex Energy Co.*	33,110	1,424,061
Clayton Williams Energy, Inc.*	3,000	125,220
Comstock Resources, Inc.*	14,924	455,331
Delta Petroleum Corp.* (a)	15,900	346,143
Edge Petroleum Corp.*	8,800	219,208
Encore Aquisition Co.*	18,000	576,720
Endeavour International Corp.*	16,500	54,450
Energy Partners Ltd.*	11,900	259,301
EnergySouth, Inc.	1,200	32,136
Frontier Oil Corp.	21,418	803,818
Gasco Energy, Inc.*	20,600	134,518
Giant Industries, Inc.*	5,700	296,172
Global Industries Ltd.*	37,100	421,085
Goodrich Petroleum Corp.*	5,400	135,810
Harvest Natural Resources, Inc.*	16,800	149,184
Holly Corp.	8,700	512,169
Houston Exploration Co.*	10,600	559,680
KCS Energy, Inc.*	18,700	452,914
McMoRan Exploration Co.* (a)	10,400	205,608
Meridian Resource Corp.*	30,300	127,260
Newpark Resources, Inc.*	30,725	234,432
Parallel Petroleum Corp.*	16,000	272,160
Penn Virginia Corp.	8,400	482,160
Petrohawk Energy Corp.*	18,400	243,248
Petroleum Development Corp.*	7,600	253,384
PetroQuest Energy, Inc.*	19,800	163,944
Pioneer Drilling Co.*	9,900	177,507
Quantum Fuel Systems Technologies Worldwide, Inc.* (a)	21,700	58,156
Remington Oil & Gas Corp.*	8,000	292,000
St. Mary Land & Exploration Co.	23,434	862,605
Stone Energy Corp.*	8,679	395,155
	Shares	Value ($)

Swift Energy Co.*	10,420	469,629
Syntroleum Corp.* (a)	19,000	171,570
Toreador Resources Corp.* (a)	7,900	166,453
TransMontaigne, Inc.*	17,300	114,180
Tri-Valley Corp.* (a)	7,500	58,350
W&T Offshore, Inc.	6,120	179,928
Warren Resources, Inc.*	10,800	170,856
Whiting Petroleum Corp.*	14,200	568,000
World Fuel Services Corp.	9,700	327,084
		16,333,357
Financials 21.3%
Banks 9.5%
Alabama National BanCorp.	6,000	388,560
AMCORE Financial, Inc.	9,413	286,249
AmericanWest Bancorp.*	2,390	56,476
Ameris Bancorp	4,560	90,470
Ames National Corp.	1,800	46,278
Anchor BanCorp Wisconsin, Inc.	11,900	361,046
Arrow Financial Corp.	3,893	101,802
BancFirst Corp.	900	71,100
BancorpSouth, Inc.	29,900	659,893
BancTrust Financial Group, Inc.	1,600	32,160
Bank Mutual Corp.	29,141	308,895
Bank of Granite Corp.	3,812	70,636
Bank of the Ozarks, Inc.	5,600	206,640
BankAtlantic Bancorp., Inc. "A"	21,500	301,000
BankFinancial Corp.*	4,800	70,464
BankUnited Financial Corp. "A"	12,400	329,468
Banner Corp.	4,300	134,160
Berkshire Hill Bancorp, Inc.	2,600	87,100
Boston Private Financial Holdings, Inc.	16,156	491,466
Camden National Corp.	3,100	101,928
Capital City Bank Group, Inc.	4,343	148,921
Capital Corp. of the West	4,320	140,184
Capitol Bancorp., Ltd.	3,900	146,016
Cardinal Financial Corp.	12,700	139,700
Cascade Bancorp.	7,000	161,070
Cathay General Bancorp.	20,436	734,470
Centennial Bank Holdings, Inc.* (a)	24,100	298,117
Center Financial Corp.	6,200	155,992
Central Coast Bancorp.*	4,400	108,856
Central Pacific Financial Corp.	12,912	463,799
Charta Financial Corp.	1,500	53,565
Chemical Financial Corp.	11,244	357,109
Chittenden Corp.	19,626	545,799
Citizens & Northern Corp.	1,919	49,184
Citizens Banking Corp.	19,800	549,450
City Bank	3,174	112,899
City Holding Co.	7,900	284,005
Clifton Savings Bancorp, Inc.	2,700	27,162
Coastal Financial Corp.	3,993	51,350
CoBiz, Inc.	4,800	87,504
Columbia Bancorp.	2,100	86,625
Columbia Banking System, Inc.	6,818	194,654
Commercial Capital Bancorp., Inc.	20,689	354,196
Community Bancorp.*	3,200	101,152
Community Bank System, Inc.	9,800	220,990
Community Banks, Inc.	7,848	219,744
Community Trust Bancorp., Inc.	5,129	157,717
Corus Bankshares, Inc.	8,600	483,922
CVB Financial Corp.	20,658	419,564
Dime Community Bancshares	14,669	214,314
	Shares	Value ($)

Farmers Capital Bank Corp.	1,700	52,258
Fidelity Bankshares, Inc.	10,800	353,160
Financial Institutions, Inc.	2,200	43,164
First BanCorp. North Carolina	4,350	87,696
First BanCorp. Puerto Rico	31,200	387,192
First Busey Corp.	5,100	106,539
First Charter Corp.	14,100	333,606
First Citizens BancShares, Inc. "A"	2,700	470,934
First Commonwealth Financial Corp.	25,982	335,947
First Community Bancorp.	7,500	407,775
First Community Bancshares, Inc.	3,749	116,819
First Defiance Financial Corp.	1,300	35,217
First Financial Bankshares, Inc.	6,386	223,893
First Financial Corp.	4,110	110,970
First Financial Holdings, Inc.	4,200	129,024
First Indiana Corp.	2,900	99,702
First Merchants Corp.	7,628	198,328
First Midwest Bancorp., Inc.	20,400	715,224
First Niagara Financial Group, Inc.	53,179	769,500
First Oak Brook Bancshares, Inc.	2,550	71,273
First Place Financial Corp.	3,900	93,795
First Republic Bank	7,950	294,229
First Source Corp.	3,981	100,122
First State Bancorp.	7,000	167,930
FirstFed Financial Corp.*	7,700	419,804
Flagstar Bancorp., Inc.	16,050	231,120
Flushing Financial Corp.	6,600	102,762
FNB Corp.-Pennsylvania	23,400	406,224
FNB Corp.-Virginia	1,400	42,938
Franklin Bank Corp.*	5,700	102,543
Fremont General Corp.	24,400	566,812
Frontier Financial Corp.	9,187	293,984
GB&T Bancshares, Inc. (a)	5,875	125,784
Glacier Bancorp., Inc.	14,625	439,481
Gold Banc Corp., Inc.	19,300	351,646
Great Southern Bancorp, Inc.	3,200	88,352
Greater Bay Bancorp.	22,700	581,574
Hancock Holding Co.	12,300	465,063
Hanmi Financial Corp.	14,242	254,362
Harbor Florida Bancshares, Inc.	10,301	381,652
Harleysville National Corp.	10,548	201,467
Heartland Financial USA, Inc.	4,050	87,885
Heritage Commerce Corp.*	2,700	58,050
Hudson United Bancorp.	20,400	850,272
IBERIABANK Corp.	4,375	223,169
Independent Bank Corp.-Massachusetts	6,300	179,739
Independent Bank Corp.-Michigan	9,283	252,776
Integra Bank Corp.	8,222	175,457
Interchange Financial Services Corp.	4,950	85,387
Investors Bancorp, Inc.*	20,900	230,527
Irwin Financial Corp.	9,000	192,780
ITLA Capital Corp.*	3,000	146,550
Kearny Financial Corp.	6,600	80,520
KNBT Bancorp, Inc.	10,100	164,529
Lakeland Bancorp, Inc.	4,251	62,490
Lakeland Financial Corp.	1,300	52,494
Macatawa Bank Corp.	3,007	109,395
MAF Bancorp., Inc.	12,960	536,285
Main Street Banks, Inc.	7,100	193,333
MainSource Financial Group, Inc.	2,275	40,609
MB Financial, Inc.	10,300	364,620
	Shares	Value ($)

MBT Financial Corp.	4,000	64,800
Mercantile Bank Corp.	3,748	144,298
Mid-State Bancshares	9,600	256,800
Midwest Banc Holdings, Inc.	8,500	189,125
Nara Bancorp, Inc.	11,000	195,580
National Penn Bancshares, Inc.	16,332	311,125
NBC Capital Corp.	1,233	29,333
NBT Bancorp, Inc.	15,097	325,944
NetBank, Inc.	23,296	167,265
NewAlliance Bancshares, Inc.	41,400	601,956
Northern Empire Bancshares*	1,800	42,588
OceanFirst Financial Corp.	3,500	79,660
Old National Bancorp.	29,602	640,587
Old Second Bancorp, Inc.	4,198	128,333
Omega Financial Corp.	4,400	122,628
Oriental Financial Group, Inc.	8,142	100,635
Pacific Capital Bancorp.	20,244	720,282
Park National Corp.	5,550	569,652
Peoples Bancorp, Inc.	5,895	168,184
PFF Bancorp, Inc.	6,990	213,335
Placer Sierra Bancshares	3,800	105,298
PrivateBancorp, Inc.	8,100	288,117
Prosperity Bancshares, Inc.	11,400	327,636
Provident Bankshares Corp.	15,497	523,334
Provident Financial Holdings, Inc.	2,100	55,230
Provident Financial Services, Inc.	30,264	560,187
Provident New York Bancorp.	16,578	182,524
R & G Financial Corp. "B"	13,950	184,140
Renasant Corp.	2,500	79,075
Republic Bancorp., Inc.	37,828	450,153
Republic Bancorp., Inc. "A"	1,947	41,763
Royal Bancshares of Pennsylvania, Inc. "A"	327	7,583
S&T Bancorp, Inc.	8,860	326,225
S.Y. Bancorp., Inc.	3,400	85,068
Sandy Spring Bancorp., Inc.	7,200	251,136
SCBT Financial Corp.	1,984	66,305
Seacoast Banking Corp. of Florida	4,760	109,242
Security Bank Corp.	2,000	46,580
Signature Bank*	4,200	117,894
Simmons First National Corp. "A"	4,500	124,650
Southside Bancshares, Inc.	2,264	45,733
Southwest Bancorp., Inc.	6,200	124,000
State Bancorp, Inc.	2,257	37,782
Sterling Bancorp.	7,018	138,465
Sterling Bancshares, Inc.	22,225	343,154
Sterling Financial Corp.-Pennsylvania	12,428	246,074
Sterling Financial Corp.-Spokane	16,288	406,874
Suffolk Bancorp.	3,100	104,687
Sun Bancorp, Inc.*	5,108	100,883
Susquehanna Bancshares, Inc.	21,147	500,761
SVB Financial Group*	16,000	749,440
Taylor Capital Group, Inc.	2,200	88,880
Texas Capital Bancshares, Inc.*	10,500	235,305
Texas Regional Bancshares, Inc. "A"	18,333	518,824
TierOne Corp.	9,400	276,454
Tompkins Trustco, Inc.	2,673	119,750
TriCo Bancshares	5,000	116,950
TrustCo Bank Corp.	35,883	445,667
Trustmark Corp.	21,600	593,352
U. S. B Holding Co., Inc.	4,103	88,871
UCBH Holdings, Inc.	40,600	725,928
	Shares	Value ($)

UMB Financial Corp.	7,192	459,641
Umpqua Holdings Corp.	19,731	562,925
Union Bankshares Corp.	2,400	103,440
United Bankshares, Inc.	17,200	606,128
United Community Banks, Inc.	11,100	295,926
Univest Corp. of Pennsylvania	3,450	83,732
Unizan Financial Corp.	9,917	263,396
Vineyard National Bancorp. Co.	5,230	161,293
Virginia Commerce Bancorp, Inc.*	4,531	131,807
Virginia Financial Group, Inc.	1,900	68,457
W Holding Co., Inc.	40,000	329,200
Washington Trust Bancorp, Inc.	4,000	104,720
WesBanco, Inc.	8,500	258,485
West Bancorp., Inc.	4,305	80,504
West Coast Bancorp.	6,800	179,860
Westamerica Bancorp.	14,400	764,208
Western Sierra Bancorp.*	1,500	54,585
Wilshire Bancorp, Inc.	7,500	128,925
Wintrust Financial Corp.	10,350	568,215
WSFS Financial Corp.	2,700	165,375
Yardville National Bancorp.	4,900	169,785
		46,663,244
Capital Markets 0.5%
Greenhill & Co., Inc.	5,900	331,344
Investment Technology Group, Inc.*	15,777	559,137
LaBranche & Co., Inc.* (a)	21,400	216,354
Piper Jaffray Companies, Inc.*	8,000	323,200
SWS Group, Inc.	6,111	127,964
Waddell & Reed Financial, Inc. "A"	30,200	633,294
		2,191,293
Consumer Finance 0.3%
ASTA Funding, Inc.	5,500	150,370
Cash America International, Inc.	11,400	264,366
Collegiate Funding Services*	3,900	77,025
CompuCredit Corp.*	8,593	330,659
Encore Capital Group, Inc.*	6,900	119,715
Euronet Worldwide, Inc.*	14,100	391,980
World Acceptance Corp.*	8,800	250,800
		1,584,915
Diversified Financial Services 2.0%
Accredited Home Lenders Holding Co.*	7,400	366,892
ACE Cash Express, Inc.*	4,900	114,415
Advance America Cash Advance Centers, Inc.	26,350	326,740
Advanta Corp. "B"	9,100	295,204
Apollo Investment Corp.	25,323	454,041
Archipelago Holdings, Inc.* (a)	11,000	547,470
Ares Capital Corp.	19,000	305,330
Asset Acceptance Capital Corp.*	3,100	69,626
Bankrate, Inc.*	3,500	103,320
BKF Capital Group, Inc. (a)	2,000	37,900
Brookline Bancorp, Inc.	28,435	402,924
Calamos Asset Management, Inc. "A"	11,100	349,095
Capital Southwest Corp.	700	63,350
CBIZ, Inc.*	25,328	152,475
CharterMac	19,600	415,128
Cohen & Steers, Inc.	2,000	37,260
Doral Financial Corp.	32,700	346,620
Federal Agricultural Mortgage Corp. "C"	5,800	173,594
	Shares	Value ($)

Financial Federal Corp.	7,100	315,595
First Financial Bancorp.	11,342	198,712
GAMCO Investors, Inc. "A"	3,500	152,355
GFI Group, Inc.*	3,640	172,645
Gladstone Capital Corp. (a)	5,400	115,452
Harris & Harris Group, Inc.*	9,400	130,660
Horizon Financial Corp.	4,700	102,648
IntercontinentalExchange, Inc.*	7,400	268,990
International Securities Exchange, Inc.*	3,300	90,816
Knight Capital Group, Inc. "A"*	42,700	422,303
MCG Capital Corp.	21,500	313,685
Nasdaq Stock Market, Inc.*	16,900	594,542
National Financial Partners Corp.	14,200	746,210
NCP Litigation Trust*	700	0
NGP Capital Resources Co.	6,900	90,597
Northwest Bancorp, Inc.	5,900	125,434
Ocwen Financial Corp.*	16,600	144,420
optionsXpress Holdings, Inc.	8,510	208,920
Partners Trust Financial Group, Inc.	15,895	191,535
Peapack-Gladstone Financial Corp.	1,793	50,025
PennFed Financial Services, Inc.	4,600	84,732
PICOHoldings, Inc.*	2,400	77,424
Resource America, Inc.	7,000	119,350
Sanders Morris Harris Group, Inc.	3,200	52,448
Santander BanCorp.	1,331	33,435
Stifel Financial Corp.*	1,900	71,421
TNS, Inc.*	3,900	74,802
Tradestation Group, Inc.*	10,500	129,990
United Community Financial Corp.	13,542	159,931
United PanAm Financial Corp.*	2,400	62,088
		9,862,549
Insurance 2.3%
21st Century Insurance Group	9,500	153,710
Affirmative Insurance Holdings, Inc.	5,600	81,704
Alfa Corp.	13,200	212,520
American Equity Investment Life Holding Co.	17,472	228,010
American Physicians Capital, Inc.*	4,200	192,318
Argonaut Group, Inc.*	10,400	340,808
Baldwin & Lyons, Inc.	2,925	71,078
Bristol West Holdings, Inc.	6,000	114,180
Ceres Group, Inc.*	9,200	47,564
Citizens, Inc.*	12,795	69,733
CNA Surety Corp.*	3,500	50,995
Crawford & Co. "B"	6,500	37,440
Delphi Financial Group, Inc. "A"	12,254	563,807
Direct General Corp.	7,800	131,820
Donegal Group, Inc. "A"	1,733	40,275
EMC Insurance Group, Inc.	900	17,946
Enstar Group, Inc.*	1,200	79,500
FBL Financial Group, Inc.	4,216	138,327
First Acceptance Corp.*	5,500	56,595
FPIC Insurance Group, Inc.*	5,100	176,970
Great American Financial Resources, Inc.	1,000	19,840
Harleysville Group, Inc.	7,400	196,100
Hilb, Rogal & Hobbs Co.	13,300	512,183
Horace Mann Educators Corp.	18,368	348,257
Infinity Property & Casualty Corp.	9,600	357,216
Kansas City Life Insurance Co.	1,200	60,096
KMG America Corp.*	5,440	49,939
LandAmerica Financial Group, Inc.	7,200	449,280
	Shares	Value ($)

National Western Life Insurance Co. "A"	700	144,837
Navigators Group, Inc.*	6,100	266,021
Odyssey Re Holdings Corp. (a)	2,400	60,192
Ohio Casualty Corp.	27,442	777,157
Phoenix Companies, Inc. (a)	37,800	515,592
PMA Capital Corp. "A"*	16,000	146,080
Presidential Life Corp.	10,000	190,400
ProAssurance Corp.*	11,227	546,081
Republic Companies Group, Inc.	5,200	80,496
RLI Corp.	10,000	498,700
Safety Insurance Group, Inc.	6,200	250,294
Selective Insurance Group, Inc.	12,400	658,440
State Auto Financial Corp.	4,300	156,778
Stewart Information Services Corp.	6,300	306,621
The Midland Co.	3,100	111,724
Tower Group, Inc.	8,800	193,424
Triad Guaranty, Inc.*	3,800	167,162
U.S.I. Holdings Corp.*	17,200	236,844
UICI	15,700	557,507
United Fire & Casualty Co.	6,800	274,924
Universal American Financial Corp.*	13,300	200,564
Zenith National Insurance Corp.	9,050	417,386
		11,555,435
Real Estate 6.7%
Aames Investment Corp. (REIT)	22,900	147,934
Acadia Realty Trust (REIT)	10,700	214,535
Affordable Residential Communities (REIT)	9,674	92,193
Agree Realty Corp. (REIT)	1,200	34,680
Alexander's, Inc. (REIT)*	800	196,400
Alexandria Real Estate Equities, Inc. (REIT)	10,300	829,150
American Campus Communities, Inc. (REIT)	6,700	166,160
American Home Mortgage Investment Corp. (REIT)	17,135	558,087
Amli Residential Properties Trust (REIT)	9,200	350,060
Anthracite Capital, Inc. (REIT)	20,900	220,077
Anworth Mortgage Asset Corp. (REIT)	15,300	111,690
Arbor Realty Trust, Inc. (REIT)	4,600	119,232
Ashford Hospitality Trust (REIT)	17,700	185,673
Avatar Holdings, Inc.*	2,600	142,792
Bedford Property Investors, Inc. (REIT)	5,800	127,252
Bimini Mortgage Management, Inc. "A" (REIT)	13,900	125,795
BioMed Realty Trust, Inc. (REIT)	17,800	434,320
Boykin Lodging Co. (REIT)*	9,900	120,978
Brandywine Realty Trust (REIT)	22,200	619,602
Brookdale Senior Living, Inc.	4,400	131,164
California Coastal Communities, Inc.*	2,160	84,737
Capital Lease Funding, Inc. (REIT)	15,700	165,321
Capital Trust, Inc. "A" (REIT)	3,300	96,624
Cedar Shopping Centers, Inc. (REIT)	8,700	122,409
Colonial Properties Trust (REIT)	20,397	856,266
Commercial Net Lease Realty (REIT)	18,100	368,697
Consolidated-Tomoka Land Co.	2,600	184,340
	Shares	Value ($)

Corporate Office Properties Trust (REIT)	13,400	476,236
Correctional Properties Trust (REIT)	4,400	118,228
Cousins Properties, Inc. (REIT)	19,300	546,190
CRIIMI MAE, Inc. (REIT)*	4,660	92,268
Deerfield Triarc Capital Corp. (REIT)	4,900	67,130
DiamondRock Hospitality Co. (REIT)	6,600	78,936
Digital Realty Trust, Inc. (REIT)	4,800	108,624
EastGroup Properties, Inc. (REIT)	7,800	352,248
ECC Capital Corp. (REIT)	36,880	83,349
Education Realty Trust, Inc. (REIT)	13,890	179,042
Entertainment Properties Trust (REIT)	8,975	365,731
Equity Inns, Inc. (REIT)	22,200	300,810
Equity Lifestyle Properties, Inc. (REIT)	8,700	387,150
Equity One, Inc. (REIT)	14,750	341,020
Extra Space Storage, Inc. (REIT)	20,800	320,320
FelCor Lodging Trust, Inc. (REIT)	19,431	334,407
Fieldstone Investment Corp. (REIT)	24,400	289,384
First Industrial Realty Trust, Inc. (REIT)	18,800	723,800
First Potomac Realty Trust (REIT)	10,700	284,620
Getty Realty Corp. (REIT)	5,700	149,853
Glenborough Realty Trust, Inc. (REIT)	9,951	180,113
Glimcher Realty Trust (REIT)	13,400	325,888
GMH Communities Trust (REIT)	15,500	240,405
Government Properties Trust, Inc. (REIT)	12,300	114,759
Gramercy Capital Corp. (REIT)	3,600	82,008
Heritage Property Investment Trust (REIT)	9,200	307,280
Hersha Hospitality Trust (REIT)	4,300	38,743
Highland Hospitality Corp. (REIT)	17,100	188,955
Highwoods Properties, Inc. (REIT)	24,100	685,645
Home Properties, Inc. (REIT) (a)	13,200	538,560
HomeBanc Corp. (REIT)	18,400	137,632
HouseValues, Inc.*	4,800	62,544
Impac Mortgage Holdings, Inc. (REIT) (a)	29,200	274,772
Inland Real Estate Corp. (REIT)	29,900	442,221
Innkeepers USA Trust (REIT)	13,800	220,800
Investors Real Estate Trust (REIT)	14,000	129,220
Jer Investors Trust, Inc. (REIT)	3,200	54,240
Jones Lang LaSalle, Inc.	14,042	707,015
Kilroy Realty Corp. (REIT)	13,200	817,080
Kite Realty Group Trust (REIT)	9,400	145,418
LaSalle Hotel Properties (REIT)	14,000	514,080
Lexington Corporate Properties Trust (REIT)	21,000	447,300
Longview Fibre Co.	22,600	470,306
LTC Properties, Inc. (REIT)	7,600	159,828
Luminent Mortgage Capital, Inc. (REIT)	23,014	172,835
Maguire Properties, Inc. (REIT)	16,100	497,490
Meristar Hospitality Corp. (REIT)*	31,844	299,334
MFA Mortgage Investments, Inc. (REIT)	31,900	181,830
Mid-America Apartment Communities, Inc. (REIT)	8,900	431,650
MortgageIT Holdings, Inc. (REIT)	13,800	188,508
National Health Investors, Inc. (REIT)	10,500	272,580
	Shares	Value ($)

Nationwide Health Properties, Inc. (REIT)	29,700	635,580
Newcastle Investment Corp. (REIT)	16,500	410,025
Newkirk Realty Trust, Inc.*	5,900	91,450
NorthStar Realty Finance Corp. (REIT)	4,500	45,855
NovaStar Financial, Inc. (REIT) (a)	10,300	289,533
OMEGA Healthcare Investors, Inc. (REIT)	17,700	222,843
Parkway Properties, Inc. (REIT)	5,900	236,826
Pennsylvania Real Estate Investment Trust (REIT)	15,912	594,472
Post Properties, Inc. (REIT)	14,700	587,265
Potlatch Corp.	12,768	650,913
Prentiss Properties Trust (REIT)	20,100	817,668
PS Business Parks, Inc. (REIT)	6,400	314,880
RAIT Investment Trust (REIT)	11,100	287,712
Ramco-Gershenson Properties Trust (REIT)	7,600	202,540
Redwood Trust, Inc. (REIT)	6,900	284,694
Saul Centers, Inc. (REIT)	3,500	126,350
Saxon Capital, Inc. (REIT)	22,500	254,925
Senior Housing Properties Trust (REIT)	22,100	373,711
Sizeler Property Investors, Inc. (REIT)	4,300	55,255
Sovran Self Storage, Inc. (REIT)	7,000	328,790
Spirit Finance Corp. (REIT)	25,860	293,511
Strategic Hotel Capital, Inc. (REIT)	16,400	337,512
Sun Communities, Inc. (REIT)	6,900	216,660
Sunstone Hotel Investors, Inc. (REIT)	11,400	302,898
Tanger Factory Outlet Centers, Inc. (REIT)	10,200	293,148
Tarragon Corp.* (a)	5,650	116,503
Taubman Centers, Inc. (REIT)	23,000	799,250
Town & Country Trust (REIT)	9,600	324,576
Trammell Crow Co.*	12,600	323,190
Trustreet Properties, Inc. (REIT)	30,000	438,600
U-Store-It Trust (REIT)	16,500	347,325
Universal Health Realty Income Trust (REIT)	6,300	197,442
Urstadt Biddle Properties "A" (REIT)	5,900	95,639
Washington Real Estate Investment Trust (REIT)	17,300	525,055
Winston Hotels, Inc. (REIT)	10,100	99,990
ZipRealty, Inc.* (a)	3,500	29,470
		33,286,609
Health Care 12.2%
Biotechnology 2.6%
Aastrom Biosciences, Inc.*	52,800	111,408
Albany Molecular Research, Inc.*	12,000	145,800
Alexion Pharmaceuticals, Inc.*	13,835	280,159
Alkermes, Inc.*	38,500	736,120
Antigenics, Inc.* (a)	15,300	72,828
Applera Corp.-Celera Genomics Group*	28,300	310,168
Arena Pharmaceuticals, Inc.*	17,000	241,740
ARIAD Pharmaceuticals, Inc.*	29,800	174,330
ArQule, Inc.*	9,500	58,140
Barrier Therapeutics, Inc.*	7,300	59,860
Bio-Rad Laboratories, Inc. "A"*	6,500	425,360
Bioenvision, Inc.*	18,400	120,152
Cambrex Corp.	11,203	210,280
	Shares	Value ($)

Cell Genesys, Inc.* (a)	22,500	133,425
CuraGen Corp.* (a)	20,000	61,600
Curis, Inc.*	22,600	80,456
deCODE genetics, Inc.*	24,100	199,066
Dendreon Corp.*	26,900	145,798
Digene Corp.*	8,000	233,360
Discovery Laboratories, Inc.*	27,800	185,704
Diversa Corp.*	8,600	41,280
Encysive Pharmaceuticals, Inc.*	23,146	182,622
Enzo Biochem, Inc.*	9,237	114,724
EPIX Pharmaceuticals, Inc.*	11,600	46,864
Exelixis, Inc.*	29,900	281,658
Genitope Corp.* (a)	11,500	91,425
Geron Corp.* (a)	22,600	194,586
Human Genome Sciences, Inc.*	51,900	444,264
ICOS Corp.*	24,100	665,883
Illumina, Inc.*	15,900	224,190
ImmunoGen, Inc.*	17,579	90,180
Incyte Corp.*	31,700	169,278
InterMune, Inc.* (a)	12,400	208,320
Isis Pharmaceuticals, Inc.*	26,768	140,264
Lexicon Genetics, Inc.*	23,622	86,220
LifeCell Corp.*	13,500	257,445
Luminex Corp.*	8,900	103,418
Martek Biosciences Corp.*	12,000	295,320
Medarex, Inc.*	41,300	572,005
Meridian Bioscience, Inc.	8,700	175,218
Momenta Pharmaceutical, Inc.*	4,300	94,772
Monogram Biosciences, Inc.*	41,100	76,857
Myogen, Inc.*	7,200	217,152
Nabi Biopharmaceuticals*	31,233	105,568
Neurocrine Biosciences, Inc.*	14,500	909,585
Onyx Pharmaceuticals, Inc.*	15,900	457,284
Orchid Cellmark, Inc.*	11,500	87,400
Regeneron Pharmaceuticals, Inc.*	16,400	261,580
Savient Pharmaceuticals, Inc.*	29,360	109,806
Seattle Genetics, Inc.*	13,600	64,192
Serologicals Corp.*	15,300	302,022
StemCells, Inc.* (a)	31,700	109,365
Tanox, Inc.*	11,600	189,892
Telik, Inc.*	20,500	348,295
ThermoGenesis Corp.*	14,900	71,967
Trimeris, Inc.*	9,602	110,327
Vertex Pharmaceuticals, Inc.*	36,900	1,021,023
ViaCell, Inc.*	5,100	28,662
Vnus Medical Technologies, Inc.*	4,100	34,358
		12,971,025
Health Care Equipment & Supplies 3.9%
Abaxis, Inc.*	10,000	164,800
ABIOMED, Inc.*	7,400	68,376
Adeza Biomedical Corp.*	3,200	67,360
Align Technology, Inc.* (a)	24,400	157,868
Alliance Imaging, Inc.*	7,000	41,650
American Medical Systems Holdings, Inc.*	25,700	458,231
Analogic Corp.	6,100	291,885
AngioDynamics, Inc.*	2,200	56,166
Animas Corp.*	6,700	161,805
Arrow International, Inc.	8,200	237,718
ArthroCare Corp.*	8,800	370,832
Aspect Medical Systems, Inc.*	5,900	202,665
Bio-Reference Laboratories, Inc.*	6,000	112,860
Biosite, Inc.*	6,215	349,842
	Shares	Value ($)

Candela Corp.*	11,200	161,728
Cantel Medical Corp.*	3,100	55,614
Cepheid, Inc.*	17,100	150,138
Computer Programs & Systems, Inc.	4,200	174,006
Conmed Corp.*	13,361	316,121
Cyberonics, Inc.*	8,051	260,047
Cypress Bioscience, Inc.*	16,900	97,682
Datascope Corp.	4,106	135,703
Diagnostic Products Corp.	9,300	451,515
Dionex Corp.*	9,360	459,389
DJ Orthopedics, Inc.*	7,700	212,366
Encore Medical Corp.*	19,500	96,525
Excel Technology, Inc.*	4,135	98,330
Foxhollow Technologies, Inc.* (a)	4,800	142,992
Greatbatch, Inc.*	8,600	223,686
Haemonetics Corp.*	9,500	464,170
HealthTronics, Inc.*	17,500	133,875
Hologic, Inc.*	18,200	690,144
I-Flow Corp.*	10,400	152,048
ICU Medical, Inc.*	6,000	235,260
Immucor, Inc.*	17,762	414,920
Integra LifeSciences Holdings*	9,400	333,324
Intermagnetics General Corp.*	11,804	376,548
IntraLase Corp.*	4,200	74,886
Intuitive Surgical, Inc.*	13,750	1,612,463
Invacare Corp.	11,200	352,688
Inverness Medical Innovations, Inc.*	6,500	154,115
IRIS International, Inc.*	7,700	168,322
Kensey Nash Corp.* (a)	5,600	123,368
Kyphon, Inc.*	10,800	440,964
Landauer, Inc.	3,600	165,924
Laserscope* (a)	7,300	163,958
Maxygen, Inc.*	8,100	60,831
Mentor Corp.	12,792	589,456
Merit Medical System, Inc.*	11,144	135,288
Myriad Genetics, Inc.*	15,400	320,320
Nanogen, Inc.*	23,000	60,260
Neurometrix, Inc.*	3,500	95,480
Northfield Laboratories, Inc.* (a)	12,200	163,480
NuVasive, Inc.*	7,800	141,180
OraSure Technologies, Inc.*	21,700	191,394
Pain Therapeutics, Inc.*	15,000	101,400
Palomar Medical Technologies, Inc.*	7,700	269,808
PolyMedica Corp.	9,600	321,312
PSS World Medical, Inc.*	26,463	392,711
Somanetics Corp.*	5,100	163,200
SonoSite, Inc.*	7,028	246,050
Specialty Laboratories, Inc.*	3,000	39,150
Star Scientific, Inc.* (a)	15,300	35,955
Stereotaxis, Inc.*	1,700	14,637
STERIS Corp.	27,500	688,050
SurModics, Inc.*	6,800	251,532
Sybron Dental Specialties, Inc.*	15,000	597,150
Symmetry Medical, Inc.*	4,800	93,072
Thoratec Corp.*	18,160	375,731
TriPath Imaging, Inc.*	14,100	85,164
Varian, Inc.*	14,728	586,027
Ventana Medical Systems, Inc.*	12,192	516,331
Viasys Healthcare, Inc.*	11,500	295,550
Vital Images, Inc.*	3,500	91,525
Vital Signs, Inc.	2,000	85,640
	Shares	Value ($)

West Pharmaceutical Services, Inc.	10,972	274,629
Wright Medical Group, Inc.*	12,400	252,960
Young Innovations, Inc.	1,100	37,488
Zoll Medical Corp.*	5,900	148,621
		19,556,259
Health Care Providers & Services 2.8%
Allied Healthcare International, Inc.*	8,800	54,032
Allscripts Healthcare Solutions, Inc.* (a)	12,900	172,860
Amedisys, Inc.*	6,200	261,888
America Service Group, Inc.*	5,400	85,644
American Dental Partners, Inc.*	6,950	125,656
American Healthways, Inc.*	12,900	583,725
American Retirement Corp.*	12,500	314,125
AMN Healthcare Services, Inc.*	6,200	122,636
AmSurg Corp.*	12,200	278,892
Apria Healthcare Group, Inc.*	19,600	472,556
Beverly Enterprises, Inc.*	42,777	499,208
BioScrip, Inc.*	11,000	82,940
Bruker BioSciences Corp.*	9,700	47,142
Centene Corp.*	16,600	436,414
Chemed Corp.	11,000	546,480
CorVel Corp.*	2,500	47,475
Cross Country Healthcare, Inc.*	14,700	261,366
Dendrite International, Inc.*	15,724	226,583
Eclipsys Corp.*	16,406	310,566
Genesis HealthCare Corp.*	7,850	286,682
Gentiva Health Services, Inc.*	13,000	191,620
HealthExtras, Inc.*	9,700	243,470
Hooper Holmes, Inc.	23,400	59,670
Horizon Health Corp.*	5,400	122,202
IDX Systems Corp.*	8,900	390,888
Kindred Healthcare, Inc.*	10,600	273,056
LCA-Vision, Inc.	7,600	361,076
Lifeline Systems, Inc.*	3,900	142,584
Magellan Health Services, Inc.*	12,800	402,560
Matria Healthcare, Inc.*	8,153	316,010
MedCath Corp.*	3,800	70,490
Merge Technologies, Inc.*	7,000	175,280
Molina Healthcare, Inc.*	3,600	95,904
National Healthcare Corp.	2,000	74,760
NDCHealth Corp.*	13,389	257,470
Odyssey HealthCare, Inc.*	15,875	295,910
Option Care, Inc.	12,400	165,664
Owens & Minor, Inc.	14,700	404,691
PainCare Holdings, Inc.* (a)	21,000	68,460
PAREXEL International Corp.*	11,760	238,258
Pediatrix Medical Group, Inc.*	9,759	864,355
Per-Se Technologies, Inc.*	10,533	246,051
PRA International*	3,700	104,155
Psychiatric Solutions, Inc.*	9,500	558,030
Radiation Therapy Services, Inc.*	3,600	127,116
RehabCare Group, Inc.*	8,800	177,760
Res-Care, Inc.*	10,900	189,333
SFBC International, Inc.* (a)	8,800	140,888
Sunrise Senior Living, Inc.*	11,850	399,463
Symbion, Inc.*	5,600	128,800
U.S. Physical Therapy, Inc.*	6,300	116,361
United Surgical Partners International, Inc.*	19,150	615,672
VistaCare, Inc. "A"*	7,100	88,750
WebMD Health Corp. "A"*	3,900	113,295
	Shares	Value ($)

WellCare Health Plans, Inc.*	6,600	269,610
		13,706,532
Pharmaceuticals 2.9%
Abgenix, Inc.*	34,800	748,548
Adams Respiratory Therapeutics, Inc.*	4,000	162,640
Adolor Corp.*	17,800	259,880
Alpharma, Inc. "A"	14,990	427,365
Amylin Pharmaceuticals, Inc.* (a)	45,200	1,804,384
Andrx Corp.*	27,700	456,219
Array BioPharma, Inc.*	15,400	107,954
AtheroGenics, Inc.* (a)	16,800	336,168
AVANIR Pharmaceuticals "A"*	36,800	126,592
Bentley Pharmaceuticals, Inc.*	9,300	152,613
BioMarin Pharmaceutical, Inc.*	29,528	318,312
Cell Therapeutics, Inc.* (a)	30,650	66,817
CNS, Inc.	7,300	159,943
Connetics Corp.*	16,211	234,249
Conor Medsystems, Inc.*	5,450	105,458
Cubist Pharmaceuticals, Inc.*	22,657	481,461
CV Therapeutics, Inc.*	15,722	388,805
DOV Pharmaceutical, Inc.*	11,200	164,416
Durect Corp.*	21,800	110,526
DUSA Pharmaceuticals, Inc.*	10,000	107,700
Enzon Pharmaceuticals, Inc.*	22,200	164,280
First Horizon Pharmaceutical Corp.*	12,000	207,000
Hi-Tech Pharmacal Co., Inc.*	2,700	119,583
Idenix Pharmaceuticals, Inc.*	3,700	63,307
Inspire Pharmaceuticals, Inc.*	22,500	114,300
Ista Pharmaceuticals, Inc.*	7,800	49,608
K-V Pharmaceutical Co. "A"*	14,550	299,730
Keryx Biopharmaceuticals, Inc.*	13,600	199,104
Mannkind Corp.* (a)	8,000	90,080
Medicines Co.*	21,000	366,450
Medicis Pharmaceutical Corp. "A"	20,700	663,435
MGI Pharma, Inc.*	29,000	497,640
Nastech Pharmaceutical Co., Inc.* (a)	9,500	139,840
Nektar Therapeutics*	32,600	536,596
NeoPharm, Inc.*	8,786	94,801
Neurogen Corp.*	7,900	52,061
New River Pharmaceuticals, Inc.*	1,700	88,196
Nitromed, Inc.* (a)	5,100	71,145
Noven Pharmaceuticals, Inc.*	11,600	175,508
NPS Pharmaceuticals, Inc.*	21,170	250,653
Nuvelo, Inc.*	21,333	173,011
Par Pharmaceutical Companies, Inc.*	13,600	426,224
Penwest Pharmaceuticals Co.*	10,400	203,008
Perrigo Co.	31,498	469,635
Pharmion Corp.*	9,100	161,707
Pozen, Inc.*	11,300	108,367
Prestige Brands Holdings, Inc.*	9,760	122,000
Progenics Pharmaceuticals, Inc.*	6,400	160,064
Renovis, Inc.*	8,700	133,110
Rigel Pharmaceuticals, Inc.*	13,400	112,024
Salix Pharmaceuticals Ltd.*	16,050	282,159
SuperGen, Inc.*	26,183	132,224
United Therapeutics Corp.*	8,528	589,455
ZymoGenetics, Inc.*	9,900	168,399
		14,204,754
	Shares	Value ($)

Industrials 16.0%
Aerospace & Defense 1.6%
AAR Corp.*	14,850	355,658
Applied Signal Technology, Inc.	6,400	145,280
ARGON ST, Inc.*	3,250	100,685
Armor Holdings, Inc.*	12,941	551,934
BE Aerospace, Inc.*	29,700	653,400
Ceradyne, Inc.*	9,375	410,625
Cubic Corp.	5,900	117,764
Curtiss-Wright Corp.	9,400	513,240
DRS Technologies, Inc.	9,951	511,680
EDO Corp.	6,300	170,478
Engineered Support Systems, Inc.	15,937	663,617
Esterline Technologies Corp.*	9,200	342,148
GenCorp, Inc.*	19,883	352,923
HEICO Corp. (a)	7,000	181,160
Herley Industries, Inc.*	8,000	132,080
Hexcel Corp.*	23,200	418,760
Innovative Solutions & Support, Inc.*	8,550	109,269
Kaman Corp.	6,900	135,861
Moog, Inc. "A"*	15,075	427,829
MTC Technologies, Inc.*	3,100	84,878
Orbital Sciences Corp.*	20,760	266,558
Sequa Corp. "A"*	2,000	138,100
Teledyne Technologies, Inc.*	13,722	399,310
Triumph Group, Inc.*	6,000	219,660
United Industrial Corp.	5,000	206,850
		7,609,747
Air Freight & Logistics 0.4%
ABX Air, Inc.*	19,900	155,817
Dynamex, Inc.*	2,680	51,081
EGL, Inc.*	12,780	480,145
Forward Air Corp.	12,037	441,156
Hub Group, Inc. "A"*	7,000	247,450
P.A.M. Transportation Services, Inc.*	526	9,357
Pacer International, Inc.	17,500	456,050
Universal Truckload Services, Inc.*	4,710	108,330
		1,949,386
Airlines 0.6%
Airtran Holdings, Inc.*	32,500	520,975
Alaska Air Group, Inc.*	11,100	396,492
Continental Airlines, Inc. "B"*	33,600	715,680
ExpressJet Holdings, Inc.*	20,500	165,845
Frontier Airlines, Inc.*	16,829	155,500
K&F Industries Holdings, Inc.*	4,000	61,440
Mesa Air Group, Inc.*	16,000	167,360
Pinnacle Airlines Corp.*	10,900	72,703
SkyWest, Inc.	25,600	687,616
World Air Holdings, Inc.*	11,400	109,668
		3,053,279
Building Products 1.1%
Apogee Enterprises, Inc.	14,400	233,568
Beacon Roofing Supply, Inc.*	8,272	237,654
Builders FirstSource, Inc.*	3,100	66,247
Comfort Systems USA, Inc.	12,200	112,240
Eagle Materials, Inc.	7,900	966,644
ElkCorp.	7,960	267,934
Griffon Corp.*	10,070	239,767
Jacuzzi Brands, Inc.*	29,014	243,718
Lennox International, Inc.	22,418	632,188
	Shares	Value ($)

Levitt Corp. "A"	8,425	191,584
LSI Industries, Inc.	10,475	164,038
NCI Building Systems, Inc.*	9,500	403,560
Orleans Homebuilders, Inc.	1,500	27,525
Palm Harbor Homes, Inc.* (a)	4,850	91,180
Simpson Manufacturing Co., Inc.	16,300	592,505
Trex Co, Inc.* (a)	6,000	168,300
Universal Forest Products, Inc.	7,600	419,900
William Lyon Homes, Inc.*	1,400	141,260
		5,199,812
Commercial Services & Supplies 4.4%
ABM Industries, Inc.	14,000	273,700
Administaff, Inc.	7,700	323,785
American Ecology Corp.	6,700	96,681
Angelica Corp.	4,400	72,776
aQuantive, Inc.*	21,800	550,232
Banta Corp.	10,000	498,000
Bowne & Co., Inc.	16,700	247,828
Brady Corp. "A"	15,000	542,700
Bright Horizons Family Solutions, Inc.*	12,300	455,715
Calgon Carbon Corp.	13,300	75,677
Casella Waste Systems, Inc. "A"*	9,300	118,947
CCC Information Services Group*	4,451	116,705
CDI Corp.	5,000	137,000
Central Parking Corp.	4,514	61,932
Cenveo Inc.*	18,880	248,461
Clark, Inc.	8,000	106,000
Clean Harbors, Inc.*	6,700	193,027
Coinstar, Inc.*	10,028	228,939
Consolidated Graphics, Inc.*	4,200	198,828
Corrections Corp. of America*	15,493	696,720
CoStar Group, Inc.*	7,500	323,775
Covanta Holding Corp.*	41,110	619,117
CRA International, Inc.*	4,700	224,143
DiamondCluster International, Inc.*	15,200	120,688
Dollar Thrifty Automotive Group, Inc.*	10,200	367,914
Duratek, Inc.*	6,900	103,017
Educate, Inc.*	5,200	61,360
Electro Rent Corp.*	6,500	96,915
Escala Group, Inc.* (a)	4,000	81,120
Exponent, Inc.*	1,800	51,084
First Advantage Corp. "A"*	5,000	133,550
FTI Consulting, Inc.*	15,900	436,296
G & K Services, Inc. "A"	8,072	316,826
Geo Group, Inc.*	3,900	89,427
Global Cash Access, Inc.*	6,300	91,917
Healthcare Services Group, Inc.	12,225	253,180
Heidrick & Struggles International, Inc.*	9,244	296,270
Hudson Highland Group, Inc.*	9,900	171,864
infoUSA, Inc.*	15,900	173,787
Jackson Hewitt Tax Service, Inc.	15,200	421,192
John H. Harland Co.	12,600	473,760
Kelly Services, Inc. "A"	8,900	233,358
Kforce, Inc.*	15,600	174,096
Korn/Ferry International*	12,623	235,924
Labor Ready, Inc.*	21,200	441,384
Learning Tree International, Inc.*	3,583	45,970
LECG Corp.*	4,700	81,686
LoJack Corp.*	8,300	200,279
Mine Safety Appliances Co.	10,800	391,068
	Shares	Value ($)

Mobile Mini, Inc.*	6,974	330,568
Morningstar, Inc.*	4,100	142,024
Navigant Consulting, Inc.*	18,075	397,289
NCO Group, Inc.*	12,511	211,686
Nu Skin Enterprises, Inc. "A"	20,744	364,680
NuCo2, Inc.*	5,500	153,340
Nutri/System, Inc.* (a)	10,000	360,200
PHH Corp.*	19,500	546,390
Portfolio Recovery Associates, Inc.*	7,000	325,080
Presstek, Inc.*	14,000	126,560
PRG-Schultz International, Inc.*	17,197	10,490
Providence Service Corp.*	2,540	73,127
Resources Connection, Inc.*	18,700	487,322
Rollins, Inc.	13,575	267,563
School Specialty, Inc.*	12,800	466,432
Senomyx, Inc.*	12,020	145,682
SOURCECORP, Inc.*	7,483	179,442
Spherion Corp.*	22,543	225,655
Standard Register Co.	5,200	82,212
Stewart Enterprises, Inc. "A"	39,900	215,859
Strayer Education, Inc.	6,660	624,042
TAL International Group, Inc.*	4,500	92,925
Taser International, Inc.* (a)	28,000	195,440
TeleTech Holdings, Inc.*	15,200	183,160
Tetra Tech, Inc.*	22,616	354,393
The Advisory Broad Co.*	8,100	386,127
TRM Corp.* (a)	8,200	61,090
United Stationers, Inc.*	14,451	700,873
Valence Technology, Inc.* (a)	23,800	36,652
Ventiv Health, Inc.*	9,400	222,028
Viad Corp.	7,600	222,908
Volt Information Sciences, Inc.*	2,400	45,648
Waste Connections, Inc.*	18,650	642,679
Waste Services, Inc.*	19,400	64,602
Watson Wyatt & Co. Holdings "A"	16,600	463,140
Williams Scotsman International, Inc.*	7,700	133,287
Wright Express Corp.*	18,200	400,400
		21,895,615
Construction & Engineering 1.1%
Brookfield Homes Corp.	6,984	347,315
Comstock Homebuilding Companies, Inc. "A"*	4,400	62,084
EMCOR Group, Inc.*	5,500	371,415
Granite Construction, Inc.	15,250	547,628
Insituform Technologies, Inc.*	12,790	247,742
Layne Christensen Co.*	5,500	139,865
Perini Corp.*	5,800	140,070
Quanta Services, Inc.*	44,300	583,431
Shaw Group, Inc.*	30,800	895,972
Technical Olympic USA, Inc.	6,225	131,285
Tejon Ranch Co.*	2,800	111,776
URS Corp.*	16,800	631,848
Walter Industries, Inc.	13,900	691,108
Washington Group International, Inc.*	10,300	545,591
		5,447,130
Electrical Equipment 1.2%
A.O. Smith Corp.	6,560	230,256
Acuity Brands, Inc.	19,031	605,186
Artesyn Technologies, Inc.*	18,807	193,712
Baldor Electric Co.	13,897	356,458
	Shares	Value ($)

C&D Technologies, Inc.	9,920	75,590
Encore Wire Corp.*	7,850	178,666
EnerSys*	15,900	207,336
Flanders Corp.*	8,500	103,360
Franklin Electric Co., Inc.	7,700	304,458
FuelCell Energy, Inc.* (a)	17,000	143,990
General Cable Corp.*	15,750	310,275
Genlyte Group, Inc.*	10,700	573,199
GrafTech International Ltd.*	37,898	235,726
II-VI, Inc.*	10,200	182,274
KFx, Inc.* (a)	25,000	427,750
Medis Technologies Ltd.* (a)	7,265	106,868
Metrologic Instruments, Inc.*	6,400	123,264
Powell Industries, Inc.*	2,300	41,308
Power-One, Inc.*	26,300	158,326
Raven Industries, Inc.	7,800	225,030
Regal-Beloit Corp.	10,600	375,240
SunPower Corp. "A"*	4,400	149,556
Ultralife Batteries, Inc.*	7,300	87,600
Vicor Corp.	6,774	107,097
Woodward Governor Co.	4,100	352,641
		5,855,166
Industrial Conglomerates 0.4%
Blount International, Inc.*	10,800	172,044
Energy Conversion Devices, Inc.*	9,309	379,342
ESCO Technologies, Inc.*	9,734	433,065
Matthews International Corp. "A"	14,000	509,740
Standex International Corp.	3,600	99,936
Tredegar Corp.	11,055	142,499
		1,736,626
Machinery 3.2%
Actuant Corp. "A"	10,600	591,480
AGCO Corp.*	34,100	565,037
Albany International Corp. "A"	10,352	374,328
Astec Industries, Inc.*	6,960	227,314
ASV, Inc.*	8,200	204,836
Barnes Group, Inc.	7,800	257,400
Briggs & Stratton Corp.	19,100	740,889
Bucyrus International, Inc. "A"	7,300	384,710
Cascade Corp.	5,700	267,387
CIRCOR International, Inc.	4,800	123,168
Clarcor, Inc.	22,800	677,388
Crane Co.	21,300	751,251
EnPro Industries, Inc.*	8,900	239,855
Federal Signal Corp.	22,530	338,175
Flowserve Corp.*	21,300	842,628
Gardner Denver, Inc.*	9,950	490,535
Gehl Co.*	5,115	134,269
Intermec, Inc.*	19,100	645,580
Intevac, Inc.*	10,000	132,000
iRobot Corp.*	3,400	113,322
JLG Industries, Inc.	19,400	885,804
Kadant, Inc.*	5,580	103,230
Kaydon Corp.	13,290	427,141
Kennametal, Inc.	15,112	771,316
Lincoln Electric Holdings, Inc.	14,974	593,869
Lindsay Manufacturing Co.	6,250	120,187
Middleby Corp.*	2,600	224,900
Mueller Industries, Inc.	13,700	375,654
NACCO Industries, Inc. "A"	2,325	272,374
Nordson Corp.	12,200	494,222
Robbins & Myers, Inc.	3,800	77,330
	Shares	Value ($)

Sauer-Danfoss, Inc.	2,600	48,906
Stewart & Stevenson Services, Inc.	13,600	287,368
Tecumseh Products Co. "A"	7,541	172,764
Tennant Co.	4,200	218,400
The Manitowoc Co., Inc.	11,477	576,375
Trinity Industries, Inc.	15,412	679,207
TurboChef Technologies, Inc.* (a)	4,100	58,876
Valmont Industries	5,800	194,068
Wabash National Corp.	14,000	266,700
Wabtec Corp.	18,571	499,560
Watts Water Technologies, Inc. "A"	11,380	344,700
		15,794,503
Marine 0.2%
GulfMark Offshore, Inc.*	7,500	222,150
Hornbeck Offshore Services, Inc.*	5,800	189,660
Kirby Corp.*	8,036	419,238
Maritrans, Inc.	4,800	124,896
Odyssey Marine Exploration, Inc.*	17,800	63,012
		1,018,956
Road & Rail 1.0%
AMERCO*	4,600	331,430
Arkansas Best Corp.	10,089	440,688
Covenant Transport, Inc., "A"*	5,700	79,686
Florida East Coast Industries, Inc.	12,600	533,862
Freightcar America, Inc.	4,900	235,592
Genesee & Wyoming, Inc.*	8,000	300,400
Heartland Express, Inc.	19,536	396,385
Kansas City Southern*	34,000	830,620
Knight Transportation, Inc.	22,392	464,186
Marten Transport Ltd.*	8,100	147,582
Old Dominion Freight Line, Inc.*	11,550	311,619
RailAmerica, Inc.*	12,900	141,771
SCS Transportation, Inc.*	7,749	164,666
US Xpress Enterprises, Inc. "A"*	5,900	102,542
USA Truck, Inc.*	3,900	113,607
Werner Enterprises, Inc.	22,100	435,370
		5,030,006
Trading Companies & Distributors 0.8%
Applied Industrial Technologies, Inc.	10,700	360,483
Aviall, Inc.*	12,300	354,240
BlueLinx Holdings, Inc.	6,730	75,712
GATX Corp.	17,500	631,400
Gorman-Rupp Co.	2,250	49,748
Hughes Supply, Inc.	25,100	899,835
Lawson Products, Inc.	1,100	41,514
United Rentals, Inc.*	25,400	594,106
Watsco, Inc.	9,553	571,365
WESCO International, Inc.*	11,777	503,231
		4,081,634
Transportation Infrastructure 0.0%
Greenbrier Companies, Inc.	3,400	96,560
Sirva, Inc.*	11,800	94,400
		190,960
Information Technology 18.7%
Communications Equipment 2.6%
3Com Corp.*	145,700	524,520
ADTRAN, Inc.	25,000	743,500
Airspan Networks, Inc.*	17,400	99,006
Anaren, Inc.*	9,670	151,142
	Shares	Value ($)

Arris Group, Inc.*	41,300	391,111
Avocent Corp.*	18,800	511,172
Bel Fuse, Inc. "B"	3,835	121,953
Belden CDT, Inc.	18,738	457,769
Black Box Corp.	7,574	358,856
Blue Coat Systems, Inc.*	4,900	224,028
Broadwing Corp.* (a)	27,730	167,767
C-COR, Inc.*	19,666	95,577
CIENA Corp.*	220,700	655,479
CommScope, Inc.*	21,000	422,730
Comtech Telecommunications Corp.*	8,550	261,117
Digi International, Inc.*	11,400	119,586
Ditech Communications Corp.*	16,200	135,270
Dycom Industries, Inc.*	16,166	355,652
Echelon Corp.*	11,000	86,130
Endwave Corp.*	2,310	27,212
Equinix, Inc.*	5,600	228,256
Essex Corp.*	7,800	132,990
Extreme Networks, Inc.*	43,800	208,050
Finisar Corp.*	83,200	173,056
Foundry Networks, Inc.*	46,000	635,260
Glenayre Technologies, Inc.*	31,100	101,075
Harmonic, Inc.*	27,800	134,830
Inter-Tel, Inc.	9,690	189,633
InterDigital Communications Corp.*	21,200	388,384
Ixia*	12,900	190,662
MasTec, Inc.*	13,300	139,251
NETGEAR, Inc.*	11,600	223,300
Oplink Communications, Inc.*	6,771	98,180
Plantronics, Inc.	18,600	526,380
Polycom, Inc.*	37,300	570,690
Powerwave Technologies, Inc.*	41,400	520,398
Sonus Networks, Inc.*	95,500	355,260
SpectraLink Corp.	11,100	131,757
Superior Essex, Inc.*	9,540	192,326
Sycamore Networks, Inc.*	65,200	281,664
Symmetricom, Inc.*	22,600	191,422
Tekelec*	21,000	291,900
Terayon Communication Systems, Inc.*	32,000	73,920
UTStarcom, Inc.* (a)	39,100	315,146
ViaSat, Inc.*	9,800	261,954
Westell Technologies, Inc. "A"*	25,000	112,500
Zhone Technologies, Inc.*	29,800	63,176
		12,640,997
Computers & Peripherals 1.5%
3D Systems Corp.*	4,000	72,000
Adaptec, Inc.*	50,000	291,000
Advanced Digital Information Corp.*	29,622	289,999
Applied Films Corp.*	8,200	170,314
Brocade Communications Systems, Inc.*	104,100	423,687
CyberGuard Corp.*	10,800	95,364
Dot Hill Systems Corp.*	20,900	144,837
Eletronics for Imaging, Inc.*	21,700	577,437
Fargo Electronics*	6,300	121,275
Gateway, Inc.*	96,800	242,968
Hutchinson Technology, Inc.*	10,000	284,500
Hypercom Corp.*	24,600	157,194
Imation Corp.	13,400	617,338
Integral Systems, Inc.	2,690	50,733
	Shares	Value ($)

Intergraph Corp.*	12,674	631,292
Intervoice, Inc.*	19,500	155,220
Komag, Inc.*	11,100	384,726
Maxtor Corp.*	97,300	675,262
McDATA Corp. "A"*	55,700	211,660
Mobility Electronics, Inc.*	12,400	119,784
NetScout Systems, Inc.*	7,200	39,240
Novatel Wireless, Inc.*	10,300	124,733
Palm, Inc.* (a)	16,598	527,817
Quantum Corp.*	67,500	205,875
Rackable Systems, Inc.*	3,700	105,376
Rimage Corp.*	5,100	147,798
Silicon Storage Technology, Inc.*	30,300	153,015
Stratasys, Inc.*	4,650	116,297
Synaptics, Inc.*	8,900	220,008
Tyler Technologies, Inc.*	16,200	142,236
VASCO Data Security International, Inc.*	13,000	128,180
		7,627,165
Electronic Equipment & Instruments 2.4%
Aeroflex, Inc.*	26,950	289,713
Agilysys, Inc.	12,268	223,523
American Science & Engineering, Inc.*	3,800	237,006
Anixter International, Inc.	11,600	453,792
Atheros Communications*	16,800	218,400
Badger Meter, Inc.	1,400	54,936
Bell Microproducts, Inc.*	16,500	126,225
Benchmark Electronics, Inc.*	16,299	548,135
Brightpoint, Inc.*	12,750	353,558
Checkpoint Systems, Inc.*	14,800	364,820
China Energy Savings Technology, Inc.*	3,600	29,952
Cogent, Inc.*	8,000	181,440
Cognex Corp.	16,100	484,449
Coherenet, Inc.*	13,374	396,940
CTS Corp.	13,790	152,517
Daktronics, Inc.	7,500	221,775
Electro Scientific Industries, Inc.*	11,356	274,247
FARO Technologies, Inc.*	6,000	120,000
Global Imaging Systems, Inc.*	9,200	318,596
Identix, Inc.*	42,900	214,929
International DisplayWorks, Inc.* (a)	17,500	103,950
Ionatron, Inc.* (a)	7,280	73,601
Itron, Inc.*	9,200	368,368
Keithley Instruments, Inc.	5,300	74,094
KEMET Corp.*	33,200	234,724
LaBarge, Inc.*	5,400	77,598
LeCroy Corp.*	6,400	97,856
Lexar Media, Inc.* (a)	32,300	265,183
Littlefuse, Inc.*	10,986	299,369
MarketAxess Holdings, Inc.* (a)	10,900	124,587
Measurement Specialties, Inc.*	3,400	82,790
Mercury Computer Systems, Inc.*	9,222	190,250
Methode Electronics, Inc. "A"	12,228	121,913
Microtune, Inc.*	24,100	100,497
MIPS Technologies, Inc.*	18,800	106,784
Molecular Devices Corp.*	8,100	234,333
MTS Systems Corp.	8,800	304,832
Multi-Fineline Electronix, Inc.*	2,400	115,608
	Shares	Value ($)

Newport Corp.*	16,800	227,472
OSI Systems, Inc.*	7,500	137,925
Park Electrochemical Corp.	6,387	165,934
Paxar Corp.*	15,350	301,321
Photon Dynamics, Inc.*	8,941	163,441
Plexus Corp.*	16,824	382,578
RadiSys Corp.*	9,774	169,481
Rofin-Sinar Technologies, Inc.*	7,000	304,290
Rogers Corp.*	6,500	254,670
Scansource, Inc.*	5,800	317,144
Schawk, Inc. "A"	3,600	74,700
Spatialight, Inc.* (a)	14,700	51,009
Technitrol, Inc.	15,800	270,180
TiVo, Inc.* (a)	21,000	107,520
Trident Microsystems, Inc.*	18,000	324,000
Universal Display Corp.* (a)	8,615	90,544
Universal Electronics, Inc.*	4,241	73,072
Viisage Technology, Inc.*	6,800	119,748
X-Rite, Inc.	8,100	81,000
		11,857,319
Internet Software & Services 1.7%
AsiaInfo Holdings, Inc.*	17,900	71,242
Audible, Inc.* (a)	8,600	110,424
Click Commerce, Inc.* (a)	3,900	81,978
CNET Networks, Inc.*	51,500	756,535
Digital Insight Corp.*	15,222	487,409
Digital River, Inc.*	13,400	398,516
Digitas, Inc.*	33,200	415,664
EarthLink, Inc.*	54,600	606,606
eCollege.com, Inc.*	8,600	155,058
eSPEED, Inc. "A"*	11,800	90,978
InfoSpace, Inc.*	12,800	330,496
iPass, Inc.*	21,300	139,728
j2 Global Communications, Inc.*	8,700	371,838
Lionbridge Technologies, Inc.*	21,800	153,036
Magma Design Automation, Inc.*	16,000	134,560
MatrixOne, Inc.*	24,700	123,253
Motive, Inc.*	11,000	33,990
Netflix, Inc.* (a)	13,300	359,898
NetRatings, Inc.*	4,200	51,786
NIC, Inc.*	13,700	84,392
Online Resources Corp.*	10,700	118,235
Openwave Systems, Inc.*	35,766	624,832
Opsware, Inc.*	28,000	190,120
Redback Networks, Inc.*	14,900	209,494
S1 Corp.*	28,500	123,975
Sohu.com, Inc.*	9,600	176,064
SonicWALL, Inc.*	26,200	207,504
Support.com, Inc.*	17,200	72,584
ValueClick, Inc.*	32,900	595,819
Vignette Corp.*	13,340	217,575
WebEx Communications, Inc.*	12,200	263,886
webMethods, Inc.*	22,200	171,162
Websense, Inc.*	9,100	597,324
		8,525,961
IT Consulting & Services 2.2%
Acxiom Corp.	33,400	768,200
Anteon International Corp.*	10,500	570,675
Ariba, Inc.*	25,321	186,109
BearingPoint, Inc.*	70,000	550,200
CIBER, Inc.*	23,047	152,110
CMGI, Inc.*	180,700	274,664
	Shares	Value ($)

Covansys Corp.*	10,600	144,266
CSG Systems International, Inc.*	22,100	493,272
eFunds Corp.*	18,800	440,672
Entrust, Inc.*	28,600	138,424
Forrester Research, Inc.*	6,000	112,500
Fourthstage Technologies, Inc.*	1	0
Gartner, Inc. "A"*	25,785	332,627
Gevity HR, Inc.	12,300	316,356
Greenfield Online, Inc.*	8,100	47,466
GSI Commerce, Inc.*	13,700	206,733
IHS, Inc. "A"*	6,000	123,120
Infocrossing, Inc.* (a)	9,600	82,656
Internet Capital Group, Inc.*	17,800	146,316
Intrado, Inc.*	8,500	195,670
iPayment, Inc.*	5,300	220,056
Jupitermedia Corp.*	8,000	118,240
Kanbay International, Inc.*	8,600	136,654
Keane, Inc.*	20,400	224,604
Keynote Systems, Inc.*	7,700	98,945
ManTech International Corp. "A"*	6,800	189,448
Marchex, Inc. "B"* (a)	9,000	202,410
MAXIMUS, Inc.	6,700	245,823
MoneyGram International, Inc.	32,600	850,208
MPS Group, Inc.*	42,472	580,592
Ness Technologies, Inc.*	7,700	82,929
Pegasus Systems, Inc.*	11,104	99,603
ProQuest Co.*	9,600	267,936
RightNow Technologies, Inc.*	6,200	114,452
Sapient Corp.*	30,200	171,838
SI International, Inc.*	5,400	165,078
Source Interlink Companies, Inc.*	15,400	171,248
StarTek, Inc.	6,725	121,050
Sykes Enterprises, Inc.*	12,900	172,473
Syntel, Inc.	2,500	52,075
Sypris Solutions, Inc.	2,100	20,958
TALX Corp.	8,475	387,392
Travelzoo, Inc.* (a)	900	19,800
TriZetto Group, Inc.*	18,500	314,315
United Online, Inc.	23,350	332,037
WebSideStory, Inc.*	4,300	77,959
		10,720,159
Office Electronics 0.1%
IKON Office Solutions, Inc.	42,300	440,343
Semiconductors & Semiconductor Equipment 4.4%
Actel Corp.*	10,368	131,985
ADE Corp.*	5,100	122,706
Advanced Energy Industries, Inc.*	10,906	129,018
American Superconductor Corp.* (a)	14,000	110,180
AMIS Holdings, Inc.*	15,100	160,815
Amkor Technology, Inc.* (a)	43,600	244,160
Applied Micro Circuits Corp.*	114,400	294,008
Asyst Technologies, Inc.*	22,300	127,556
Atmel Corp.*	158,700	490,383
ATMI, Inc.*	15,406	430,906
August Technology Corp.*	8,900	97,811
Axcelis Technologies, Inc.*	39,400	187,938
Brooks Automation, Inc.*	31,096	389,633
Cabot Microelectronics Corp.* (a)	9,600	281,568
Cirrus Logic, Inc.*	34,100	227,788
Cohu, Inc.	10,583	242,033
Conexant Systems, Inc.*	175,000	395,500
	Shares	Value ($)

Credence Systems Corp.*	32,680	227,453
Cymer, Inc.*	14,400	511,344
Cypress Semiconductor Corp.*	50,600	721,050
Diodes, Inc.*	8,400	260,820
DSP Group, Inc.*	12,900	323,274
EMCORE Corp.*	18,400	136,528
Emulex Corp.*	33,100	655,049
Entegris, Inc.*	42,385	399,267
Evergreen Solar, Inc.* (a)	18,000	191,700
Exar Corp.*	18,982	237,654
Fairchild Semiconductor International, Inc.*	45,400	767,714
FEI Co.*	11,102	212,825
FormFactor, Inc.*	14,700	359,121
Genesis Microchip, Inc.*	12,700	229,743
Integrated Device Technology, Inc.*	75,960	1,001,153
Integrated Silicon Solution, Inc.*	18,100	116,564
IXYS Corp.*	11,400	133,266
Kopin Corp.*	33,200	177,620
Kulicke & Soffa Industries, Inc.*	24,300	214,812
Laedis Technology, Inc.*	9,900	50,985
Lattice Semiconductor Corp.*	44,300	191,376
LTX Corp.*	29,374	132,183
Mattson Technology, Inc.*	19,400	195,164
Micrel, Inc.*	27,100	314,360
Microsemi Corp.*	23,388	646,912
MKS Instruments, Inc.*	12,700	227,203
Monolithic Power Systems, Inc.*	9,300	139,407
Netlogic Microsystems, Inc.*	5,500	149,820
OmniVision Technologies, Inc.* (a)	21,900	437,124
ON Semiconductor Corp.*	62,100	343,413
Pericom Semiconductor Corp.*	14,100	112,377
Photronics, Inc.*	14,068	211,864
Pixelworks, Inc.*	24,500	124,460
PLX Technology, Inc.*	11,200	96,320
PMC-Sierra, Inc.*	69,000	531,990
PortalPlayer, Inc.*	5,000	141,600
Power Integrations, Inc.*	14,200	338,102
Rambus, Inc.*	38,100	616,839
RF Micro Devices, Inc.*	74,400	402,504
Rudolph Technologies, Inc.*	8,500	109,480
Semitool, Inc.*	8,000	87,040
Semtech Corp.*	27,400	500,324
Sigmatel, Inc.*	15,000	196,500
Silicon Image, Inc.*	30,700	277,835
Silicon Laboratories, Inc.*	16,100	590,226
SiRF Technology Holdings, Inc.*	12,700	378,460
Skyworks Solutions, Inc.*	62,200	316,598
Standard Microsystems Corp.*	9,761	280,043
Supertex, Inc.*	5,548	245,499
Tessera Technologies, Inc.*	16,800	434,280
TranSwitch Corp.*	47,900	87,657
TriQuint Semiconductor, Inc.*	52,078	231,747
TTM Technologies, Inc.*	16,500	155,100
Ultratech, Inc.*	10,328	169,586
Varian Semiconductor Equipment Associates, Inc.*	14,206	624,069
Veeco Instruments, Inc.*	12,200	211,426
Virage Logic Corp.*	7,500	74,100
Vitesse Semiconductor Corp.*	84,500	162,240
Volterra Semiconductor Corp.*	8,300	124,500
Zoran Corp.*	18,165	294,455
		21,896,113
	Shares	Value ($)

Software 3.8%
Advent Software, Inc.*	9,600	277,536
Agile Software Corp.*	25,100	150,098
Altiris, Inc.*	9,500	160,455
American Reprographics Co.*	8,640	219,542
Ansoft Corp.*	3,600	122,580
ANSYS, Inc.*	13,700	584,853
Applied Digital Solutions, Inc.*	20,300	58,261
Aspen Technology, Inc.*	21,096	165,604
Atari, Inc.*	13,640	14,731
Autobytel, Inc.*	20,200	99,788
Blackboard, Inc.*	6,100	176,778
Borland Software Corp.*	31,029	202,619
Bottomline Technologies, Inc.*	9,400	103,588
Catapult Communications Corp.*	5,100	75,429
Concur Technologies, Inc.*	12,800	164,992
CyberSource Corp.*	13,500	89,100
Emageon, Inc.*	8,300	131,970
Epicor Software Corp.*	19,600	276,948
EPIQ Systems, Inc.*	7,000	129,780
eResearchTechnology, Inc.*	18,700	282,370
FactSet Research Systems, Inc.	12,650	520,674
FalconStor Software, Inc.*	13,483	99,639
FileNET Corp.*	16,328	422,079
Informatica Corp.*	34,700	416,400
InPhonic, Inc.* (a)	10,000	86,900
Internet Security Systems, Inc.*	15,200	318,440
Intervideo, Inc.*	5,400	56,970
Interwoven, Inc.*	19,450	164,742
Jack Henry & Associates, Inc.	26,700	509,436
JDA Software Group, Inc.*	12,582	214,020
Kronos, Inc.*	13,121	549,245
Lawson Software, Inc.*	22,200	163,170
Macrovision Corp.*	19,600	327,908
Majesco Entertainment Co.*	8,700	10,179
Manhattan Associates, Inc.*	11,500	235,520
MapInfo Corp.*	6,700	84,487
Mentor Graphics Corp.*	30,900	319,506
Micromuse, Inc.*	31,600	312,524
MICROS Systems, Inc.*	14,466	698,997
MicroStrategy, Inc., "A"*	6,200	512,988
Midway Games, Inc.* (a)	10,059	190,819
MRO Software, Inc.*	7,420	104,177
NetIQ Corp.*	21,572	265,120
Nuance Communications, Inc.*	42,436	323,787
Open Solutions, Inc.*	9,000	206,280
Packeteer, Inc.*	13,300	103,341
PAR Technology Corp.*	2,200	61,072
Parametric Technology Corp.*	108,000	658,800
PDF Solutions, Inc.*	6,300	102,375
Pegasystems, Inc.*	4,400	32,164
Perot Systems Corp. "A"*	30,700	434,098
Phoenix Technologies Ltd*	7,100	44,446
Progress Software Corp.*	14,394	408,502
QAD, Inc.	5,500	42,020
Quality Systems, Inc.	3,000	230,280
Quest Software, Inc.*	23,500	342,865
Radiant Systems, Inc.*	11,900	144,704
RealNetworks, Inc.*	43,200	335,232
Renaissance Learning, Inc.	3,000	56,730
RSA Security, Inc.*	27,600	309,948
Safenet, Inc.*	9,173	295,554
SeaChange International, Inc.*	12,700	100,330
	Shares	Value ($)

Secure Computing Corp.*	16,137	197,840
SERENA Software, Inc.*	11,126	260,793
Sonic Solutions*	11,700	176,787
SPSS, Inc.*	8,500	262,905
Stellent, Inc.*	11,100	110,223
THQ, Inc.*	23,245	554,393
TIBCO Software, Inc.*	83,100	620,757
Transaction Systems Architects, Inc. "A"*	16,606	478,087
Ulticom, Inc.*	4,200	41,202
Ultimate Software Group, Inc.*	10,700	204,049
Universal Technical Institute, Inc.*	10,100	312,494
VeriFone Holdings, Inc.*	8,600	217,580
Verint Systems, Inc.*	5,300	182,691
Wind River Systems, Inc.*	28,200	416,514
Witness Systems, Inc.*	12,000	236,040
		18,575,845
Materials 4.7%
Chemicals 1.5%
A. Schulman, Inc.	15,000	322,800
American Vanguard Corp.	2,800	65,800
Arch Chemicals, Inc.	10,588	316,581
Balchem Corp.	2,000	59,620
CF Industries Holdings, Inc.	15,100	230,275
Compass Minerals International, Inc.	7,600	186,504
Ferro Corp.	16,832	315,768
Georgia Gulf Corp.	12,847	390,806
H.B. Fuller Co.	12,348	396,000
Hercules, Inc.*	50,100	566,130
Kronos Worldwide, Inc.	1,218	35,334
Macdermid, Inc.	11,203	312,564
Minerals Technologies, Inc.	9,268	517,988
NewMarket Corp.*	5,700	139,422
NL Industries, Inc.	2,300	32,407
Octel Corp.	5,100	82,977
Olin Corp.	28,054	552,103
OM Group, Inc.*	10,900	204,484
Pioneer Companies, Inc.*	6,000	179,820
PolyOne Corp.*	35,862	230,593
Rockwood Holdings, Inc.*	5,700	112,461
Sensient Technologies Corp. (a)	17,533	313,841
Spartech Corp.	14,700	322,665
Stepan Co.	1,200	32,268
Symyx Technologies, Inc.*	12,470	340,306
Terra Industries, Inc.*	32,900	184,240
Tronox, Inc. "A"*	10,600	138,542
UAP Holding Corp.	13,500	275,670
W.R. Grace & Co.* (a)	26,500	249,100
Wellman, Inc.	15,000	101,700
Westlake Chemical Corp.	4,000	115,240
Zoltek Companies, Inc.* (a)	5,700	50,046
		7,374,055
Construction Materials 0.2%
Aaon, Inc.*	3,500	62,720
Ameron International Corp.	3,100	141,298
Headwaters, Inc.*	15,900	563,496
Interline Brands, Inc.*	3,600	81,900
Texas Industries, Inc.	8,447	420,999
		1,270,413
Containers & Packaging 0.3%
Caraustar Industries, Inc.*	13,861	120,452
	Shares	Value ($)

Chesapeake Corp.	7,233	122,817
Graphic Packaging Corp.*	23,600	53,808
Greif, Inc. "A"	5,900	391,052
Myers Industries, Inc.	8,159	118,958
Rock-Tenn Co. "A"	9,500	129,675
Silgan Holdings, Inc.	10,600	382,872
		1,319,634
Metals & Mining 2.3%
A.M. Castle & Co.*	2,100	45,864
AK Steel Holding Corp.*	44,000	349,800
Aleris International, Inc.*	11,594	373,791
Alpha Natural Resources, Inc.*	11,730	225,333
AMCOL International Corp.	7,950	163,134
Brush Engineered Materials, Inc.*	8,700	138,330
Carpenter Technology Corp.	9,490	668,760
Century Aluminum Co.*	10,500	275,205
Chaparral Steel Co.*	8,447	255,522
Charles & Colvard Ltd. (a)	5,880	118,776
Cleveland-Cliffs, Inc.	8,600	761,702
Coeur d'Alene Mines Corp.*	92,800	371,200
Commercial Metals Co.	23,300	874,682
Dynamic Materials Corp. (a)	3,000	90,060
Foundation Coal Holdings, Inc.	9,650	366,700
Gibraltar Industries, Inc.	11,250	258,075
Hecla Mining Co.*	52,600	213,556
James River Coal Co.*	6,300	240,660
MascoTech, Inc.*	3,800	0
Metal Management, Inc.	8,200	190,732
NN, Inc.	6,600	69,960
Oregon Steel Mills, Inc.*	14,100	414,822
Quanex Corp.	9,850	492,204
Reliance Steel & Aluminum Co.	12,550	767,056
Roanoke Electric Steel Corp.	3,000	70,800
Royal Gold, Inc.	9,200	319,516
RTI International Metals, Inc.*	8,000	303,600
Ryerson Tull, Inc.	11,788	286,684
Schnitzer Steel Industries, Inc. "A"	9,750	298,253
Steel Dynamics, Inc.	15,030	533,715
Steel Technologies, Inc.	5,800	162,342
Stillwater Mining Co.*	15,925	184,252
Sun Hydraulics Corp.	3,750	72,488
Titanium Metals Corp.* (a)	5,600	354,256
USEC, Inc.	36,333	434,179
Wheeling-Pittsburgh Corp.*	4,500	40,590
Worthington Industries, Inc.	25,200	484,092
		11,270,691
Paper & Forest Products 0.4%
Alico, Inc.	1,400	63,266
Bowater, Inc.	21,000	645,120
Buckeye Technologies, Inc.*	10,400	83,720
Deltic Timber Corp.	3,100	160,766
Glatfelter	17,708	251,277
Neenah Paper, Inc.	8,200	229,600
Schweitzer-Mauduit International, Inc.	5,000	123,900
Wausau Paper Corp.	18,780	222,543
		1,780,192
Telecommunication Services 1.4%
Diversified Telecommunication Services 0.9%
Alaska Communications Systems Group, Inc.	9,800	99,568
Cincinnati Bell, Inc.*	95,700	335,907
	Shares	Value ($)

Commonwealth Telephone Enterprises, Inc.	10,016	338,240
CT Communications, Inc.	8,200	99,548
FairPoint Communications, Inc.	14,590	151,152
General Communication, Inc. "A"*	25,300	261,349
GlobeTel Communications Corp.*	7,400	27,306
Golden Telecom, Inc.	7,561	196,284
IDT Corp. "B"*	20,400	238,680
Iowa Telecommunications Services, Inc.	13,700	212,213
Level 3 Communications, Inc.* (a)	267,200	766,864
MRV Communications, Inc.*	48,434	99,290
NeuStar, Inc. "A"*	7,900	240,871
North Pittsburgh Systems, Inc.	4,900	92,463
Optical Communication Products, Inc. "A"*	8,100	18,711
Premiere Global Services, Inc.*	25,248	205,266
RCN Corp.*	8,000	187,600
Shenandoah Telecommunications Co.	2,000	79,680
Surewest Communications	5,500	145,035
TALK America Holdings, Inc.*	13,433	115,927
Telkonet, Inc.* (a)	20,600	85,490
Time Warner Telecom, Inc. "A"*	23,200	228,520
Valor Communications Group, Inc.	16,270	185,478
		4,411,442
Wireless Telecommunication Services 0.5%
CellNet Data Systems*	2,600	0
Centennial Communications Corp.*	7,100	110,192
Dobson Communications Corp. "A"*	55,800	418,500
JAMDAT Mobile, Inc.*	4,100	108,978
Price Communications Corp.*	15,363	228,448
SBA Communications Corp.*	33,700	603,230
Syniverse Holdings, Inc.*	8,820	184,338
UbiquiTel, Inc.*	33,000	326,370
USA Mobility, Inc.	9,964	276,202
Wireless Facilities, Inc.*	25,700	131,070
		2,387,328
Utilities 2.4%
Electric Utilities 1.0%
ALLETE, Inc.	9,100	400,400
Central Vermont Public Service	3,200	57,632
Cleco Corp.	21,860	455,781
Duquesne Light Holdings, Inc.	30,800	502,656
El Paso Electric Co.*	21,900	460,776
Empire District Electric Co.	11,700	237,861
IDACORP, Inc.	18,900	553,770
ITC Holdings Corp.	2,500	70,225
MGE Energy, Inc.	6,600	223,806
Otter Tail Corp.	9,400	272,412
Pike Electric Corp.*	3,800	61,636
Plug Power, Inc.*	21,271	109,120
Sierra Pacific Resources*	72,220	941,749
UIL Holdings Corp.	6,200	285,138
Unisource Energy Corp.	13,800	430,560
		5,063,522
Gas Utilities 0.8%
Cascade Natural Gas Corp.	4,800	93,648
New Jersey Resources Corp.	13,450	563,421
Nicor, Inc.	18,200	715,442
Northwest Natural Gas Co.	12,107	413,817
	Shares	Value ($)

Peoples Energy Corp.	16,900	592,683
South Jersey Industries, Inc.	13,200	384,648
Southwest Gas Corp.	15,012	396,317
The Laclede Group, Inc.	6,500	189,865
WGL Holdings, Inc.	21,800	655,308
		4,005,149
Independent Power Producers & Energy Traders 0.1%
Black Hills Corp.	14,600	505,306
Multi-Utilities 0.4%
Aquila, Inc.*	148,300	533,880
Avista Corp.	18,071	320,037
CH Energy Group, Inc.	6,900	316,710
NorthWestern Corp.	16,700	518,869
Ormat Technologies, Inc.	4,900	128,086
		1,817,582
Water Utilities 0.1%
American States Water Co.	4,800	147,840
California Water Service Group	6,600	252,318
Connecticut Water Service, Inc.	1,950	47,794
Middlesex Water Co.	2,533	43,922
SJW Corp.	2,100	95,550
Southwest Water Co.	8,925	127,721
		715,145
Total Common Stocks (Cost $406,969,681)		487,029,842
	Principal Amount ($)	Value ($)

US Treasury Obligations 0.2%
US Treasury Bill, 3.938%**, 4/6/2006 (b) (Cost $895,596)	905,000	895,597
	Shares	Value ($)

Closed End Investment Companies 0.0%
Gladstone Investment Corp. (c)	3,300	44,847
Technology Investment Capital Corp. (c)	8,600	129,860
Total Closed End Investment Company (Cost $180,930)		174,707

Securities Lending Collateral 3.6%
Daily Assets Fund Institutional, 4.28% (d) (e) (Cost $17,849,389)	17,849,389	17,849,389

Cash Equivalents 3.7%
Cash Management QP Trust, 4.26%(f) (Cost $18,040,770)	18,040,770	18,040,770
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $443,936,366)+	106.1	523,990,305
Other Assets and Liabilities, Net	(6.1)	(30,018,875)
Net Assets	100.0	493,971,430

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $450,610,774. At December 31, 2005, net unrealized appreciation for all securities based on tax cost was $73,379,531. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $113,600,303 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $40,220,772.

(a) All or a portion of these securities were on loan (See Notes to Financial Statements). The value of all securities loaned at December 31, 2005 amounted to $17,286,483 which is 3.5% of net assets.

(b) At December 31, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Closed-end mutual fund.

(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending.

(f) Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

At December 31, 2005, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)
Russell 2000 Index	3/16/2006	22	7,551,605	7,461,300	(90,305)

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of December 31, 2005
Assets
Investments: Investments in securities, at value (cost $408,046,207) — including $17,286,483 of securities loaned	$ 488,100,146
Investment in Daily Assets Fund Institutional (cost $17,849,389)*	17,849,389
Investment in Cash Management QP Trust (cost $18,040,770)	18,040,770
Total investments in securities, at value (cost $443,936,366	523,990,305
Cash	686,667
Receivable for investments sold	70,382
Dividends receivable	586,095
Interest receivable	112,171
Receivable for Portfolio shares sold	94,754
Other assets	35,748
Total assets	525,576,122
Liabilities
Payable for investments purchased	12,274,159
Payable upon return of securities loaned	17,849,389
Payable for Portfolio shares redeemed	1,131,725
Payable for daily variation margin on open futures contracts	26,235
Accrued advisory fee	104,433
Other accrued expenses and payables	218,751
Total liabilities	31,604,692
Net assets, at value	$ 493,971,430
Net Assets
Net assets consist of: Undistributed net investment income	3,560,689
Net unrealized appreciation (depreciation) on: Investments	80,053,939
Futures	(90,305)
Accumulated net realized gain (loss)	18,003,132
Paid-in capital	392,443,975
Net assets, at value	$ 493,971,430
Class A Net Asset Value, offering and redemption price per share ($448,502,011 ® 31,152,730 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 14.40
Class B Net Asset Value, offering and redemption price per share ($45,469,419 ® 3,160,434 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 14.39

* Represents collateral on securities loaned.

Statement of Operations for the year ended December 31, 2005
Investment Income
Income: Dividends (net of foreign taxes withheld of $3,357)	$ 4,924,710
Interest — Cash Management QP Trust	250,579
Interest	110,495
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	509,121
Total Income	5,794,905
Expenses: Advisory fee	1,649,644
Administrative service fee	189,079
Custodian fees	43,855
Distribution service fee (Class B)	96,806
Services to shareholders	86,123
Auditing	43,400
Legal	31,167
Trustees' fees and expenses	27,517
Reports to shareholders	49,139
Other	44,113
Total expenses before expense reductions	2,260,843
Expense reductions	(42,333)
Total expenses after expense reductions	2,218,510
Net investment income (loss)	3,576,395
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	23,545,131
Futures	549,612
Capital gains dividends received	223,192
24,317,935
Net unrealized appreciation (depreciation) during the period on: Investments	(7,228,172)
Futures	(269,905)
(7,498,077)
Net gain (loss) on investment transactions	16,819,858
Net increase (decrease) in net assets resulting from operations	$ 20,396,253

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2005	2004
Operations: Net investment income (loss)	$ 3,576,395	$ 3,368,554
Net realized gain (loss) on investment transactions	24,317,935	20,851,244
Net unrealized appreciation (depreciation) during the period on investment transactions	(7,498,077)	41,635,638
Net increase (decrease) in net assets resulting from operations	20,396,253	65,855,436
Distributions to shareholders from: Net investment income: Class A	(2,807,476)	(1,595,565)
Class B	(150,850)	(45,001)
Net realized gains: Class A	(12,025,292)	—
Class B	(1,003,183)	—
Portfolio share transactions: Class A Proceeds from shares sold	105,146,268	177,408,874
Reinvestment of distributions	14,832,768	1,595,565
Cost of shares redeemed	(125,458,405)	(105,162,586)
Net increase (decrease) in net assets from Class A share transactions	(5,479,369)	73,841,853
Class B Proceeds from shares sold	19,449,878	30,710,230
Reinvestment of distributions	1,154,033	45,001
Cost of shares redeemed	(10,889,690)	(17,243,342)
Net increase (decrease) in net assets from Class B share transactions	9,714,221	13,511,889
Increase (decrease) in net assets	8,644,304	151,568,612
Net assets at beginning of period	485,327,126	333,758,514
Net assets at end of period (including undistributed net investment income of $3,560,689 and $2,738,283, respectively)	$ 493,971,430	$ 485,327,126
Other Information
Class A Shares outstanding at beginning of period	31,370,234	25,843,657
Shares sold	7,636,813	13,729,595
Shares issued to shareholders in reinvestment of distributions	1,214,805	128,364
Shares redeemed	(9,069,122)	(8,331,382)
Net increase (decrease) in Class A shares	(217,504)	5,526,577
Shares outstanding at end of period	31,152,730	31,370,234
Class B Shares outstanding at beginning of period	2,453,490	1,434,729
Shares sold	1,408,916	2,396,106
Shares issued to shareholders in reinvestment of distributions	94,361	3,617
Shares redeemed	(796,333)	(1,380,962)
Net increase (decrease) in Class B shares	706,944	1,018,761
Shares outstanding at end of period	3,160,434	2,453,490

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 14.35	$ 12.24	$ 8.45	$ 10.73	$ 11.10
Income (loss) from investment operations: Net investment income (loss)[a]	.11	.11	.09	.10	.06
Net realized and unrealized gain (loss) on investment transactions	.42	2.06	3.79	(2.31)	.16
Total from investment operations	.53	2.17	3.88	(2.21)	.22
Less distributions from: Net investment income	(.09)	(.06)	(.09)	(.06)	(.06)
Net realized gain on investment transactions	(.39)	—	—	(.01)	(.53)
Total distributions	(.48)	(.06)	(.09)	(.07)	(.59)
Net asset value, end of period	$ 14.40	$ 14.35	$ 12.24	$ 8.45	$ 10.73
Total Return (%)[b]	4.26	17.76	46.42	(20.58)	2.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	449	450	316	144	152
Ratio of expenses before expense reductions (%)	.46	.48	.61	.61	.63
Ratio of expenses after expense reductions (%)	.45	.45	.45	.45	.45
Ratio of net investment income (loss) (%)	.78	.87	.91	1.09	1.07
Portfolio turnover rate (%)	26	22	28	40	44
[a] Based on average shares outstanding during the period. [b] Total return would have been lower had certain expenses not been reduced.
Class B Years Ended December 31,	2005	2004	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 14.34	$ 12.23	$ 8.44	$ 11.23
Income (loss) from investment operations: Net investment income (loss)[b]	.07	.08	.07	.06
Net realized and unrealized gain (loss) on investment transactions	.43	2.05	3.80	(2.79)
Total from investment operations	.50	2.13	3.87	(2.73)
Less distributions from: Net investment income	(.06)	(.02)	(.08)	(.05)
Net realized gains on investment transactions	(.39)	—	—	(.01)
Total distributions	(.45)	(.02)	(.08)	(.06)
Net asset value, end of period	$ 14.39	$ 14.34	$ 12.23	$ 8.44
Total Return (%)[c]	3.99	17.48	46.05	(24.34)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	45	35	18	2
Ratio of expenses before expense reductions (%)	.71	.73	.87	.88*
Ratio of expenses after expense reductions (%)	.70	.70	.70	.70*
Ratio of net investment income (loss) (%)	.53	.66	.66	1.11*
Portfolio turnover rate (%)	26	22	28	40

[a] For the period April 30, 2002 (commencement of operations) to December 31, 2002.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Notes to Financial Statements

A. Significant Accounting Policies

DWS Investments VIT Funds (formerly Scudder Investments VIT Funds) (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as a diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of several portfolios. DWS Small Cap Index VIP (formerly Scudder VIT Small Cap Index Fund) (the "Portfolio") is one of the series the Trust offers to investors. The Portfolio is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Portfolio offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate up to 0.25% of the Class B shares average daily net assets. Class A shares are not subject to such fees. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular class.

Investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes and risk management and return enhancement purposes.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. Net investment income of the Portfolio, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

At December 31, 2005, the Portfolio's components of distributable earnings (accumulated gains) on a tax-basis were as follows:

Undistributed ordinary income*	$ 4,572,956
Undistributed net long-term capital gains	$ 23,542,916
Unrealized appreciation (depreciation) on investments	$ 73,379,531

In addition, the tax character of distributions paid to shareholders by the Portfolio is summarized as follows:

	Years Ended December 31,
	2005	2004
Distributions from ordinary income*	$ 3,970,902	$ 1,640,566
Distributions from long-term capital gains	$ 12,015,899	$ —

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Securities Lending. The Portfolio may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of fees paid to the lending agent Either the Portfolio or the borrower may terminate the loan. The Portfolio is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific portfolio are allocated to that portfolio. Other Trust expenses which cannot be directly attributed to a portfolio are apportioned among the portfolios in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Distributions received from Real Estate Investment Trusts (REITs) in excess of income are recorded as either a reduction of cost of investments or realized gain.

B. Purchases and Sales of Securities

During the year ended December 31, 2005, purchases and sales of investment securities (excluding short-term investments) aggregated $122,451,179 and $123,830,399, respectively.

C. Related Parties

Deutsche Asset Management, Inc. ("DeAM" or "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. Under the Investment Advisory Agreement, the Portfolio pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.35%.

Northern Trust Investments, N.A. ("NTI") acts as investment sub-advisor for the Portfolio. As the Portfolio's investment sub-advisor, NTI makes the Portfolio's investment decisions. It buys and sells securities for the Portfolio and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. pays a fee to NTI for acting as investment sub-advisor to the Portfolio.

For the year ended December 31, 2005, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse expenses on Class A and Class B shares of the Portfolio, to the extent necessary, to maintain the operating expenses at 0.45% and 0.70% of average daily net assets for Class A and Class B shares, respectively.

Accordingly, for the year ended December 31, 2005, the Advisor waived a portion of its Advisory fee aggregating $41,353 and the amount charged aggregated $1,608,291, which was equivalent to an annual effective rate of 0.34% of the Portfolio's average daily net assets.

The Advisor may recoup any of its waived/reimbursed investment advisory fees within the following three years if the Portfolio is able to make the repayment without exceeding its contractual expense limits during the period of waiver/reimbursement. At December 31, 2005, $438,628 is subject to repayment to the Advisor.

Investment Company Capital Corp. ("ICCC" or the "Administrator"), an affiliate of the Advisor, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee ("Administrative service fee") based on its average daily net assets which is accrued daily and payable monthly at an annual rate of 0.04%. For the year ended December 31, 2005, ICCC received an administrative service fee of $189,079, of which $18,778 is unpaid.

ICCC has entered into a sub-accounting agreement with DWS Scudder Fund Accounting Corporation ("DWS-SFAC"), a wholly owned subsidiary of Deutsche Bank AG. Under the agreement, DWS-SFAC performs accounting services and other related services to the Portfolio. Pursuant to a sub-accounting agreement between DWS-SFAC and State Street Bank and Trust Company, DWS-SFAC has delegated certain accounting functions to State Street Corp. The costs and expenses of such delegation are borne by ICCC, not by the Portfolio.

DWS Scudder Distributors, Inc. ("DWS-SDI"), also an affiliate of the Advisor, is the Portfolio's Distributor. In accordance with the Distribution Plan, DWS-SDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B shares. For the year ended December 31, 2005, the Distribution service fee was $96,806, of which $11,498 is unpaid.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Portfolio. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Portfolio. For the year ended December 31, 2005, the amount charged to the Portfolio by DWS-SISC aggregated $84,197, of which $64,836 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor is compensated for providing typesetting and regulatory filing services to the Portfolio. For the year ended December 31, 2005, the amount charged to the Portfolio by DeIM included in the reports to shareholders aggregated $10,920, of which $3,840 is unpaid at December 31, 2005.

Trustees' Fees and Expenses. The Portfolio pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Portfolio may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Manager or Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Manager or Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Expense Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the year ended December 31, 2005, the Portfolio's custodian fees were reduced by $980 for custody credits earned.

E. Line of Credit

The Portfolio and several other affiliated funds (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Ownership of the Portfolio

At December 31, 2005, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 44% and 10%, respectively. At December 31, 2005, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Portfolio, each owning 45% and 26%, respectively.

G. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

DeAM expects to reach final agreements with regulators early in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, on January 13, 2006, DWS Scudder Distributors, Inc. received a Wells notice from the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

H. Subsequent Event

Effective February 6, 2006, Scudder Investments changed its name to DWS Scudder and Scudder funds were renamed DWS funds. The DWS Scudder name represents the alignment of Scudder with all of Deutsche Bank's mutual fund operations around the globe.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Investments VIT Funds (formerly Scudder Investments VIT Funds) and the Shareholders of DWS Small Cap Index VIP (formerly Scudder VIT Small Cap Index Fund):

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS Small Cap Index VIP (the "Portfolio") at December 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets and the financial highlights of the Portfolio for each of the periods ended on or prior to December 31, 2004 were audited by another Independent Registered Public Accounting Firm whose report dated February 8, 2005 expressed an unqualified opinion on those statements.

Boston, Massachusetts February 24, 2006	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

Dividends Received Deduction: Of the ordinary income (including short-term capital gain) distributions made by the DWS Small Cap Index VIP Portfolio during the fiscal year ended December 31, 2005, 100% qualify for the dividend received deduction available to corporate shareholders.

The Portfolio paid distributions of $0.3560 per share from net long term capital gains for the year ended December 31, 2005, of which 100% represent 15% rate gains. Pursuant to Section 852 of the Internal Revenue Code, the Portfolio designates $26,054,000 as capital gain dividends for the year ended December 31, 2005, of which 100% represents 15% rate gains.

For corporate shareholders, 100% of the income dividends paid during the Portfolio's fiscal year ended December 31, 2005, qualified for the dividends received deduction.

Proxy Voting

A description of the Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Portfolio's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Change in Independent Registered Public Accounting Firm (Unaudited)

On September 30, 2005, Ernst & Young LLP ("E&Y") resigned as the Portfolio's independent registered public accounting firm. During the two most recent fiscal years, E&Y's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two most recent fiscal years and through September 30, 2005, there were no disagreements between the Portfolio and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of E&Y would have caused it to make reference to the disagreement in its report on the financial statements for such years. Effective September 30, 2005, PricewaterhouseCoopers LLP was appointed by the Board of Trustees as the independent registered public accounting firm of the Portfolio for the fiscal year ended December 31, 2005.

Investment Management Agreement Approval

The Board of Trustees of the DWS Investments VIT Funds (the "Trust") approved the continuation of the current investment management agreement with Deutsche Asset Management, Inc. (the "Advisor") and the current sub-advisory agreement between the Advisor and Northern Trust Investments, N.A. (the "Sub-Advisor") for investment advisory services for the DWS Small Cap Index VIP (the "Portfolio"), a series of the Trust, in September 2005. In terms of the process the Trustees followed prior to approving the contracts, shareholders should know that:

At the present time, all but one of your Portfolio's Trustees are independent of the Advisor and Sub-Advisor and their affiliates.

The Trustees meet frequently to discuss Portfolio matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters.

The Trustees regularly meet privately with their independent counsel (and, as needed, other advisors) to discuss contract review and other matters.

The fee paid to the Sub-Advisor is paid by the Advisor out of its fee and not directly by the Portfolio.

The Advisor or the Sub-Advisor and their predecessors have managed the Portfolio since inception, and the Trustees believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, the Advisor is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Trustees believe that there are significant advantages to being part of a global asset management business with extensive investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Shareholders may focus only on Portfolio performance and fees, but the Portfolio's Trustees consider these and many other factors, including the quality and integrity of the Advisor's and Sub-Advisor's personnel and back-office operations, Portfolio valuations, and compliance policies and procedures. The Trustees noted that the Advisor has also implemented new, forward-looking policies and procedures in many important areas, such as those involving brokerage commissions and so-called "soft dollars," even when not obligated to do so by law or regulation.

In determining to approve the continuation of the Portfolio's current investment management agreement, the Board considered factors that it believes relevant to the interests of shareholders, including:

The investment management fee schedule for the Portfolio, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to the Advisor by similar funds and institutional accounts advised by the Advisor. With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the fee rate paid by the Portfolio (Class A shares) was equal to the median (2nd quartile) of the applicable Lipper group as of December 31, 2004. The Board gave only limited consideration to fees paid by similar institutional accounts advised by the Advisor, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. The Board concluded that the fee schedule in effect for the Portfolio represented reasonable compensation in light of the nature, extent and quality of the services being provided to the Portfolio, the performance of the Portfolio and fees paid by similar funds.

The extent to which economies of scale would be realized as the Portfolio grows. In this regard, the Board noted that the Portfolio's management fee schedule includes no breakpoints but that its total assets are less than $500 million. The Board concluded that each Portfolio's fee schedule represents an appropriate sharing between shareholders and the Advisor of such economies of scale as may exist in the management of the Portfolio at current asset levels.

The total operating expense of the Portfolio relative to the Portfolio's peer group as determined by Lipper. In this regard, the Board noted that the total expenses of the Portfolio (Class A shares) for the year ending December 31, 2004 were lower than the median (1st quartile) of the applicable Lipper group. The Board also considered the expense limitations agreed to by the Advisor that serve to ensure that the Portfolio's total operating expenses would be competitive relative to the applicable Lipper group.

The investment performance of the Portfolio and the Advisor relative to industry peer groups. The Board noted that for the one-, three- and five-year periods ending June 30, 2005, the Portfolio's (Class A shares) performance was in the 3rd, 2nd and 3rd quartile of the applicable Lipper universe, respectively. The Board also observed that on a gross return basis, the Portfolio underperformed its benchmark in the one-year period and outperformed its benchmark in the three- and five-year periods. The Board recognized that the Advisor has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

The nature, extent and quality of the advisory services provided by the Advisor and Sub-Advisor. The Board considered extensive information regarding the Advisor and Sub-Advisor, including the Advisor's and Sub-Advisor's personnel, particularly those personnel with responsibilities for providing services to the Portfolio, resources, policies and investment processes. The Board also considered the terms of the current investment management agreement and sub-advisory agreement, including the scope of services provided under the agreements. In this regard, the Board concluded that the quality and range of services provided by the Advisor and Sub-Advisor have benefited, and should continue to benefit, the Portfolio and its shareholders.

The costs of the services to, and profits realized by, the Advisor and its affiliates from their relationships with the Portfolio. The Board reviewed information concerning the costs incurred and profits realized by the Advisor during 2004 from providing investment management services to the Portfolio and, separately, to the entire DWS fund complex, and reviewed with the Advisor the cost allocation methodology used to determine its profitability. In analyzing the Advisor's costs and profits, the Board also reviewed the fees paid to, and services provided by, the Advisor and its affiliates with respect to administrative services, fund accounting, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans). As part of this review, the Board considered information provided by an independent accounting firm engaged to review the Advisor's cost allocation methodology and calculations. The Board concluded that the Portfolio's investment management fee schedule represented reasonable compensation in light of the costs incurred by the Advisor and its affiliates in providing services to the Portfolio. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited, the Advisor's overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided by the Advisor and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

The practices of the Advisor and Sub-Advisor regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Portfolio, including the Advisor's and Sub-Advisor's soft dollar practices. In this regard, the Board observed that the Advisor had voluntarily terminated the practice of allocating brokerage commissions to acquire research services from third-party service providers. The Board indicated that it would continue to monitor the Portfolio's trading activities to ensure that the principle of "best price and execution" remains paramount in the fund trading process.

The Advisor's and Sub-Advisor's commitment to, and record of, compliance including its written compliance policies and procedures. In this regard, the Board considered the Advisor's commitment to indemnify the Portfolio against any costs and liabilities related to lawsuits or regulatory actions making allegations regarding market timing, revenue sharing, Portfolio valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by the Advisor to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the Advisor's chief compliance officer, who reports to the Board; (ii) the large number of compliance personnel who report to the Advisor's chief compliance officer; and (iii) the substantial commitment of resources by the Advisor to compliance matters.

Deutsche Bank's commitment to restructuring and growing its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high quality services to the Portfolio and its shareholders while various organizational initiatives are being implemented. The Board also considered Deutsche Bank's strategic plans for investing in the growth of its US mutual fund business and the potential benefits to the Portfolio's shareholders.

Based on all of the foregoing, the Board determined to continue the Portfolio's current investment management agreement and sub-advisory agreement, and concluded that the continuation of such agreements was in the best interests of shareholders. In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the current agreement.

Trustees and Officers

Independent Trustees
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard R. Burt 2/3/47 Trustee since 2002

Chairman, Diligence Inc. (international information collection and risk-management firm (since September 2002); Chairman, IEP Advisors, Inc. (July 1998-present); Member of the Board, Hollinger International, Inc.[3] (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (since April 1999), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (since July 1996); Director, The European Equity Fund, Inc. (since 2000), The New Germany Fund, Inc. (since 2004), The Central Europe and Russia Fund, Inc. (since 2000), Scudder Global High Income Fund, Inc. (since 2005), Scudder Global Commodities Stock Fund, Inc. (since 2005). Formerly, Partner, McKinsey & Company (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985-1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998-February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001); Chairman of the Board, Weirton Steel Corporation[3] (April 1996-2004 )

		54
Martin J. Gruber 7/15/37 Trustee since 2002

Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1965); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies), Scudder Global High Income Fund, Inc. (since 2005), Scudder Global Commodities Stock Fund, Inc. (since 2005). Formerly, Trustee, TIAA (pension funds) (January 1996-January 2000); Trustee, CREF and CREF Mutual Funds (January 2000-March 2005); Chairman, CREF and CREF Mutual Funds, (February 2004-March 2005) and Director, S.G. Cowen Mutual Funds (January 1985-January 2001)

		51
Richard J. Herring 2/18/46 Trustee since 2002	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000).	51
Graham E. Jones 1/31/33 Trustee since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Director, Scudder Global High Income Fund, Inc. (since 2005), Scudder Global Commodities Stock Fund, Inc. (since 2005). Formerly, Trustee, Morgan Stanley Asset Management, various funds (1985-2001); Trustee, Weiss, Peck and Greer, various funds (1985-2005); Trustee, 7 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	51
Rebecca W. Rimel 4/10/51 Trustee since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994-present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994-present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-present); Director, Scudder Global High Income Fund, Inc. (since 2005), Scudder Global Commodities Stock Fund, Inc. (since 2005). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005)	51
Philip Saunders, Jr. 10/11/35 Trustee since 2002	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).	51
William N. Searcy, Jr. 9/3/46 Trustee since 2002	Private investor (since October 2003); Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989-October 2003).	51
Interested Trustee
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
William N. Shiebler[4] 2/6/42 Trustee since 2004	Vice Chairman, Deutsche Asset Management ("DeAM") and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990-1999).	120
Officers
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years
Vincent J. Esposito[6] 6/8/56 President since 2005

Managing Director[5], Deutsche Asset Management (since 2003); President and Chief Executive Officer of The Central Europe and Russia Fund, Inc., The European Equity Fund, Inc., The New Germany Fund, Inc. (since 2003) (registered investment companies); Vice Chairman and Director of The Brazil Fund, Inc. (2004-present); formerly, Managing Director, Putnam Investments (1991-2002)

Paul H. Schubert[6] 1/11/63 Chief Financial Officer since 2004 Treasurer since June 2005

Managing Director[5], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

John Millette[7] 8/23/62 Secretary since 2003	Director[5], Deutsche Asset Management.
Patricia DeFilippis[6] 6/21/63 Assistant Secretary since 2005	Vice President, Deutsche Asset Management (since June 2005); Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)
Elisa D. Metzger 9/15/62 Assistant Secretary since 2005	Director[5], Deutsche Asset Management (since September 2005); Counsel, Morrison and Foerster LLP (1999-2005)
Caroline Pearson[7] 4/1/62 Assistant Secretary since 2002	Managing Director[5], Deutsche Asset Management.
Scott M. McHugh[7] 9/13/71 Assistant Treasurer since 2005	Director[5], Deutsche Asset Management.
Kathleen Sullivan D'Eramo[7] 1/25/57 Assistant Treasurer since 2003	Director[5], Deutsche Asset Management.
John Robbins[6] 4/8/66 Anti-Money Laundering Compliance Officer since 2005	Managing Director[5], Deutsche Asset Management (since 2005); formerly, Chief Compliance Officer and Anti-Money Laundering Compliance Officer for GE Asset Management (1999-2005)
Philip Gallo[6] 8/2/62 Chief Compliance Officer since 2004	Managing Director[5], Deutsche Asset Management (2003-present). Formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)
A. Thomas Smith[6,8] 12/14/56 Chief Legal Officer, since 2005

Managing Director[5], Deutsche Asset Management (2004-present); formerly, General Counsel, Morgan Stanley and Van Kampen and Investments (1999-2004); Vice President and Associate General Counsel, New York Life Insurance Company (1994-1999); senior attorney, The Dreyfus Corporation (1991-1993); senior attorney, Willkie Farr & Gallagher (1989-1991); staff attorney, US Securities & Exchange Commission and the Illinois Securities Department (1986-1989)

1 Unless otherwise indicated, the mailing address of each Trustee and officer with respect to fund operations is One South Street, Baltimore, MD 21202.

2 Length of time served represents the date that each Trustee or officer first began serving in that position with DWS Scudder VIT Funds of which this fund is a series.

3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

4 Mr. Shiebler is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Shiebler is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates. Mr. Shiebler's business address is 345 Park Avenue, New York, New York 10154.

5 Executive title, not a board directorship

6 Address: 345 Park Avenue, New York, New York 10154

7 Address: Two International Place, Boston, Massachusetts 02110

8 Elected on December 2, 2005

The fund's Statement of Additional Information includes additional information about the fund's Trustees. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

About the Portfolio's Advisor

Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

DWS Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

vit-scif-2 (2/06) 43023

ITEM 2.	CODE OF ETHICS.

As of the end of the period, December 31, 2005, DWS Investments VIT Funds has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund’s Board of Directors/Trustees has determined that the Fund has at least one “audit committee financial expert” serving on its audit committee: Mr. Graham E. Jones. This audit committee member is “independent,” meaning that he is not an “interested person” of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

DWS SMALL CAP INDEX VIP

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that the Fund’s independent registered public accounting firm billed to the Fund during the Fund’s last two fiscal years*. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2005	$35,400	$0	$0	$0
2004*	$35,400	$0	$4,200	$0

* Effective September 30, 2005, PricewaterhouseCoopers LLP was appointed by the Board of Trustees as the independent registered public accounting firm of the Fund for the fiscal year ended December 31, 2005. Audit Fees and Tax Fees billed to the Fund for 2004 shows audit and tax fees that were billed during 2004 to the Fund by Ernst & Young, LLP, the Fund’s independent registered accounting firm for the fiscal year ended December 30, 2004.

The above “Audit- Related Fees” were billed for agreed upon procedures performed and the above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2005	$268,900	$197,605	$0
2004	$431,907	$0	$0

The “Audit-Related Fees” were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures and the above “Tax Fees” were billed in connection with consultation services and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2005	$0	$197,605	$104,635	$302,240
2004	$4,200	$0	$253,272	$257,472

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD 21202.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 2, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 2, 2006